UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

36 North New York Avenue

Huntington, NY 11743

(Address of principal executive offices)(Zip code)

CT Corporation System

1300 East Ninth Street, Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 1.866.447.4228

Date of fiscal year end: 06/30

Date of reporting period: 03/31/2017

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 97.9%
	AIRLINES - 1.9%
12,500	SkyWest, Inc.	$428,125

	BANKS - 9.2%
12,000	First Financial Corp.	570,000
17,300	Horizon Bancorp	453,606
26,000	Independent Bank Corp.	538,200
16,000	Old Line Bancshares, Inc.	455,680
		2,017,486
	BUILDING MATERIALS - 2.6%
23,000	Continental Building Products, Inc. *	563,500

	COMMERCIAL SERVICES - 2.0%
10,000	Medifast, Inc.	443,700

	DISTRIBUTION/WHOLESALE - 2.1%
18,500	H&E Equipment Services, Inc.	453,620

	DIVERSIFIED FINANCIAL SERVICES - 6.9%
38,687	MMA Capital Management LLC *	899,473
36,000	Newtek Business Services Corp.	611,280
		1,510,753
	ELECTRIC - 2.0%
9,700	Unitil Corp.	436,791

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.4%
10,900	Advanced Energy Industrials, Inc. *	747,304

	ENTERTAINMENT - 5.0%
8,500	Cedar Fair LP	576,385
14,500	International Speedway Corp.	535,775
		1,112,160
	ENVIRONMENTAL CONTOL - 2.0%
28,500	Covanta Holding Corp.	447,450

	HEALTHCARE-SERVICES- 2.6%
13,500	HealthSouth Corp.	577,935

	INSURANCE - 5.0%
17,000	Assured Guaranty Ltd.	630,870
12,000	First American Financial Corp.	471,360
		1,102,230
	INTERNET - 2.0%
30,700	New Media Investment Group, Inc.	436,247

	LODGING - 2.0%
33,300	La Quinta Holdings, Inc. *	450,216

	MACHINERY-DIVERSIFIED - 2.0%
5,900	Alamo Group, Inc.	449,521

	MEDIA - 2.8%
9,500	Meredith Corp.	613,700

	MINING- 0.4%
2,800	Ciner Resources LP	79,884

	OIL & GAS - 2.0%
6,100	Murphy USA, Inc. *	447,862

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	COMMON STOCK - 97.9% (Continued)
	PIPELINES - 7.4%
23,300	Cone Midstream Partners LP	$550,113
19,000	NuStar GP Holdings LLC	531,050
12,200	TransMontaigne Partners LP	545,096
		1,626,259
	REITS - 15.9%
13,100	American Assets Trust Inc	548,104
16,500	Blackstone Mortgage Trust Inc	510,840
26,000	Cherry Hill Mortgage Investment Corp	444,340
21,500	Chesapeake Lodging Trust	515,140
19,300	Mack-Cali Realty Corp	519,942
19,000	Rayonier Inc	538,460
30,000	Retail Properties of America Inc	432,600
		3,509,426
	RETAIL - 5.1%
34,500	Ruth’s Hospitality Group, Inc.	691,725
32,500	The Wendy’s Co.	442,325
		1,134,050
	SAVINGS & LOANS - 4.8%
34,000	Capitol Federal Financial Inc	497,420
27,500	Dime Community Bancshares Inc	558,250
		1,055,670
	SOFTWARE - 2.0%
15,800	Acxiom Corp. *	449,826

	TELECOMMUNICATIONS - 6.8%
17,500	DigitalGlobe, Inc. *	573,125
49,000	Iridium Communications, Inc. *	472,850
18,100	West Corp.	442,002
		1,487,977

	TOTAL COMMON STOCK (Cost - $19,737,426)	21,581,692

	SHORT-TERM INVESTMENTS - 5.1%
1,120,795	Fidelity Investments Money Market Funds - Government Portfolio, 0.60% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,120,795)	1,120,795

	TOTAL INVESTMENTS - 103.0% (Cost - $20,858,221) (a)	$22,702,487
	LIABILITIES LESS OTHER ASSETS - (3.0)%	(670,311)
	NET ASSETS - 100.0%	$22,032,176

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $20,917,693 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,122,171
Unrealized depreciation:	(337,377)
Net unrealized appreciation:	$1,784,794

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 99.0%
	AEROSPACE/DEFENSE - 2.4%
16,500	Harris Corp.	$1,835,955

	AGRICULTURE - 5.0%
24,800	Altria Group, Inc.	1,771,216
18,200	Philip Morris International, Inc.	2,054,780
		3,825,996
	AIRLINES - 2.1%
35,000	Delta Air Lines, Inc.	1,608,600

	BANKS - 13.7%
75,500	Bank of New York Mellon Corp	1,781,045
29,800	Citigroup, Inc.	1,782,636
47,100	Citizens Financial Group, Inc.	1,627,305
20,950	JPMorgan Chase & Co.	1,840,248
14,600	PNC Financial Services Group, Inc.	1,755,504
30,450	SunTrust Banks, Inc.	1,683,885
		10,470,623
	BEVERAGES - 5.0%
12,000	Constellation Brands, Inc.	1,944,840
19,200	Dr Pepper Snapple Group, Inc.	1,880,064
		3,824,904
	CHEMICALS - 2.5%
6,300	Sherwin-Williams Co.	1,954,197

	COMMERCIAL SERVICES - 7.8%
14,500	Equifax, Inc.	1,982,730
15,200	S&P Global, Inc.	1,987,248
38,000	Total System Services, Inc.	2,031,480
		6,001,458
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
90,400	Ally Financial, Inc.	1,837,832

	FOOD - 2.2%
32,400	Sysco Corp.	1,682,208

	HAND/MACHINE TOOLS - 2.5%
14,300	Stanley Black & Decker Inc.	1,900,041

	HEALTHCARE-PRODUCTS - 7.7%
10,000	Cooper Cos., Inc.	1,998,900
24,200	Medtronic PLC	1,949,552
14,800	Stryker Corp.	1,948,420
		5,896,872
	HEALTHCARE-SERVICES - 2.5%
21,800	HCA Holdings, Inc. *	1,939,982

	HOUSEWARES - 2.5%
40,000	Newell Brands, Inc.	1,886,800

	INSURANCE - 6.2%
12,900	Aflac, Inc.	934,218
35,000	Arthur J Gallagher & Co.	1,978,900
29,600	Principal Financial Group, Inc.	1,868,056
		4,781,174

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	COMMON STOCK - 99.0% (Continued)
	INTERNET - 2.6%
13,700	Netflix, Inc. *	$2,024,997

	MEDIA - 2.4%
16,250	Walt Disney Co.	1,842,588

	PIPELINES - 2.8%
39,200	ONEOK Partners LP	2,116,408

	REAL ESTATE INVESTMENT TRUST - 1.5%
5,300	Public Storage	1,160,223

	RETAIL - 15.2%
24,400	Darden Restaurants, Inc.	2,041,548
28,000	Dollar General Corp.	1,952,440
26,500	Dollar Tree, Inc. *	2,079,190
12,700	Home Depot, Inc.	1,864,741
6,400	O’Reilly Automotive, Inc. *	1,726,976
7,000	Ulta Beauty, Inc. *	1,996,610
		11,661,505
	SEMICONDUCTORS - 2.6%
24,000	Analog Devices, Inc.	1,966,800

	SHIPBUILDING - 2.5%
9,500	Huntington Ingalls Industries, Inc.	1,902,280

	SOFTWARE - 2.5%
16,800	Fiserv, Inc. *	1,937,208

	TEXTILES - 2.4%
8,000	Mohawk Industries, Inc. *	1,835,920

	TOTAL COMMON STOCK (Cost - $68,929,619)	75,894,571

	SHORT-TERM INVESTMENTS - 1.2%
960,587	Fidelity Institutional Government Portfolio, Institutional Class, 0.60% **	960,587
	TOTAL SHORT-TERM INVESTMENTS (Cost - $960,587)	960,587

	TOTAL INVESTMENTS - 100.2% (Cost - $69,890,206) (a)	$76,855,158
	LIABILITIES LESS OTHER ASSETS - (0.2)%	(160,444)
	NET ASSETS - 100.0%	$76,694,714

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

LP - Limited Partnership

PLC - Public Liability Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $70,332,725 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$7,323,298
Unrealized depreciation:	(800,865)
Net unrealized appreciation:	$6,522,433

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 49.2%
	AGRICULTURE - 1.1%
640	Altria Group, Inc.	$45,709

	BANKS - 2.5%
220	JPMorgan Chase & Co.	19,325
680	Southside Bancshares, Inc. +	22,828
1,100	SunTrust Banks, Inc. +	60,830
		102,983
	COMMERCIAL SERVICES - 1.3%
510	ManpowerGroup, Inc.	52,311

	DISTRIBUTION/WHOLESALE - 1.6%
565	Pool Corp. +	67,421

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
615	American Express Co.	48,653

	ELECTRIC - 1.6%
1,650	Alliant Energy Corp +	65,357

	FOOD - 1.1%
1,040	Mondelez International, Inc.	44,803

	HAND/MACHINE TOOLS - 2.9%
920	Stanley Black & Decker, Inc. +	122,240

	HEALTHCARE-PRODUCTS - 2.7%
1,035	Baxter International, Inc.	53,675
390	IDEXX Laboratories, Inc. *	60,298
		113,973
	HEALTHCARE-SERVICES - 3.1%
1,450	HCA Holdings, Inc. * +	129,035

	INSURANCE - 1.2%
780	Principal Financial Group, Inc.	49,226

	MEDIA - 4.3%
1,170	Time Warner, Inc. +	114,321
580	Walt Disney Co. +	65,766
		180,087
	MISCELLANEOUS MANUFACTURING - 2.2%
255	3M Co.	48,789
1,430	General Electric Co.	42,614
		91,403
	PIPELINES - 1.6%
950	Buckeye Partners LP +	65,132

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	COMMON STOCK - 49.2% (Continued)
	REITS - 11.6%
2,120	Blackstone Mortgage Trust, Inc. +	$65,635
4,200	Brandywine Realty Trust +	68,166
2,250	Chesapeake Lodging Trust +	53,910
2,320	Duke Realty Corp. +	60,946
8,200	MFA Financial, Inc. +	66,256
480	Public Storage +	105,077
2,350	Rayonier, Inc. +	66,599
		486,589
	RETAIL - 5.6%
490	MSC Industrial Direct Co., Inc.	50,352
535	McDonald’s Corp. +	69,341
175	Ulta Salon Cosmetics & Fragrance, Inc. *	49,915
910	Wal-Mart Stores, Inc. +	65,593
		235,201
	SOFTWARE - 2.3%
725	Broadridge Financial Solutions, Inc.	49,264
775	Ebix, Inc.	47,469
		96,733
	TELECOMMUNICATIONS - 1.3%
1,165	Verizon Communications, Inc. +	56,794

	TOTAL COMMON STOCK (Cost - $1,799,477)	2,053,650

	SHORT-TERM INVESTMENTS - 52.8%
2,205,684	Fidelity Investments Money Market Funds - Government Portfolio, 0.60% ** +	2,205,684
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,205,684)

	TOTAL INVESTMENTS - 102.0% (Cost - $4,005,161) (a)	$4,259,334
	LIABILITIES LESS OTHER ASSETS - (2.0)%	(85,415)
	NET ASSETS - 100.0%	$4,173,919

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	SECURITIES SOLD SHORT - (26.8)%
	COMMON STOCK - (19.0)%
	AEROSPACE & DEFENSE - (0.6)%
875	Aerovironment, Inc. *	$24,526

	APPAREL - (0.3)%
530	Under Armour, Inc. *	10,483

	AUTO MANUFACTURERS - (0.7)%
100	Tesla Motors, Inc. *	27,830

	AUTO PARTS & EQUIPMENT - (0.6)%
670	Gentherm, Inc. *	26,298

	BIOTECHNOLOGY - (2.1)%
660	Alder Biopharmaceuticals, Inc. *	13,728
600	Dermira, Inc. *	20,466
135	Intercept Pharmaceuticals, Inc. *	15,269
345	Prothena Corp PLC *	19,248
335	Spark Therapeutics, Inc. *	17,869
		86,580
	BUILDING MATERIALS - (0.6)%
1,820	Builders FirstSource, Inc. *	27,118

	COMPUTERS - (0.7)%
725	NetScout Systems, Inc. *	27,514

	ENERGY-ALTERNATIVE SERVICES - (0.5)%
2,800	Pacific Ethanol, Inc. *	19,180

	HOME BUILDERS - (0.5)%
610	CalAtlantic Group, Inc.	22,845

	INTERNET - (4.2)%
2,050	Boingo Wireless, Inc. *	26,630
1,350	Etsy, Inc. *	14,350
170	Expedia, Inc.	21,449
400	Imperva, Inc. *	16,420
720	Q2 Holdings, Inc. *	25,092
2,500	Rubicon Project, Inc. *	14,725
320	TripAdvisor, Inc. *	13,811
560	Wayfair, Inc. *	22,674
625	Zillow Group, Inc. *	21,131
		176,282

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	SECURITIES SOLD SHORT - (26.8)% (Continued)
	COMMON STOCK - (19.0)% (Continued)
	LODGING - (0.6)%
2,650	Caesars Entertainment Corp. *	25,308

	OIL & GAS - (2.9)%
2,300	Alon USA Energy, Inc.	28,037
740	Antero Resources Corp. *	16,879
490	Carrizo Oil & Gas, Inc. *	14,043
1,200	Delek US Holdings, Inc.	29,124
690	Gulfport Energy Corp. *	11,861
320	PDC Energy, Inc. *	19,952
		119,896
	OIL & GAS SERVICES - (0.5)%
340	SEACOR Holdings, Inc. *	23,525

	PHARMACEUTICALS- (1.7)%
375	Agios Pharmaceuticals, Inc. *	21,900
250	DexCom, Inc. *	21,182
1,350	Revance Therapeutics, Inc. *	28,080
		71,162
	REITS - (0.5)%
1,650	Preferred Apartment Communities, Inc.	21,796

	RETAIL - (0.4)%
3,000	TravelCenters of America LLC *	18,300

	SOFTWARE - (1.0)%
2,000	Model N, Inc. *	20,900
235	Workday, Inc. *	19,571
		40,471
	TELECOMMUNICATIONS - (0.6)%
1,200	RigNet, Inc. *	25,740

	TOTAL COMMON STOCK (Cost - $764,501)	794,854

	EXCHANGE TRADED FUNDS SOLD SHORT - (7.8)%
165	iShares Nasdaq Biotechnology ETF	48,389
2,005	Financial Select Sector SPDR Fund	47,579
970	SPDR S&P500 ETF Trust	228,668
	EXCHANGE TRADED FUNDS SOLD SHORT (Cost - $325,274)	324,636

	TOTAL SECURITIES SOLD SHORT (Proceeds - $1,089,775) (a)	$1,119,490

ETF - Exchange Traded Fund

PLC - Public Limited Company

LLC - Limited Liability Company

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

+	All or a portion of this security is segregated as collateral for securities sold short.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $2,922,377 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$339,799
Unrealized depreciation:	(122,332)
Net unrealized appreciation:	$217,467

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 7.0%
98,500	Vanguard Short-Term Bond ETF		$7,852,420
	TOTAL EXCHANGE TRADED FUNDS (Cost $7,908,754)		7,852,420

		Options
Contracts (a)		Expiration Date - Exercise Price
	OPTIONS PURCHASED - 0.6% *
	PUT OPTIONS PURCHASED - 0.0%
400	Corn Future, Maturing May 2017 +	4/21/2017-$300.00	2,500
130	Crude Oil Future, Maturing May 2017 +	4/17/2017-$34.50	1,300
130	Crude Oil Future, Maturing May 2017 +	4/17/2017-$35.00	1,300
130	Crude Oil Future, Maturing May 2017 +	4/17/2017-$37.00	1,300
390	Crude Oil Future, Maturing May 2017 +	4/17/2017-$37.50	3,900
130	Crude Oil Future, Maturing June 2017 +	5/17/2017-$35.00	1,300
140	Crude Oil Future, Maturing July 2017 +	6/15/2017-$35.50	5,600
140	Crude Oil Future, Maturing July 2017 +	6/15/2017-$36.00	7,000
300	Gold Future, Maturing May 2017 +	4/25/2017-$1,175.00	18,000
130	Gold Future, Maturing June 2017 +	5/25/2017-$1,100.00	5,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $498,060)		47,400

	CALL OPTIONS PURCHASED - 0.6%
500	Corn Future, Maturing May 2017 +	4/21/2017-$430.00	3,125
1,000	Corn Future, Maturing May 2017 +	4/21/2017-$440.00	6,250
750	Corn Future, Maturing May 2017 +	4/21/2017-$445.00	4,687
500	Corn Future, Maturing June 2017 +	5/26/2017-$460.00	9,375
1,500	Corn Future, Maturing July 2017 +	6/23/2017-$450.00	121,875
320	Crude Oil Future, Maturing May 2017 +	4/14/2017-$68.50	3,200
120	Crude Oil Future, Maturing June 2017 +	5/17/2017-$57.50	26,400
190	Crude Oil Future, Maturing June 2017 +	5/17/2017-$68.50	3,800
140	Crude Oil Future, Maturing July 2017 +	6/15/2017-$58.00	71,400
270	Crude Oil Future, Maturing July 2017 +	6/15/2017-$67.00	13,500
785	Crude Oil Future, Maturing July 2017 +	6/15/2017-$67.50	39,250
1,845	Crude Oil Future, Maturing July 2017 +	6/15/2017-$68.00	73,800
270	Crude Oil Future, Maturing July 2017 +	6/15/2017-$68.50	10,800
360	Crude Oil Future, Maturing August 2017 +	7/17/2017-$68.50	28,800
270	Gold Future, Maturing May 2017 +	4/25/2017-$1,400.00	1,350
135	Gold Future, Maturing May 2017 +	4/25/2017-$1,410.00	2,700
270	Gold Future, Maturing May 2017 +	4/25/2017-$1,415.00	2,700
135	Gold Future, Maturing June 2017 +	5/25/2017-$1,395.00	12,150
135	Gold Future, Maturing June 2017 +	5/25/2017-$1,400.00	10,800
280	Gold Future, Maturing July 2017 +	6/27/2017-$1,420.00	50,400
140	Gold Future, Maturing July 2017 +	6/27/2017-$1,425.00	23,800
280	Gold Future, Maturing August 2017 +	7/26/2017-$1,500.00	39,200
280	Gold Future, Maturing August 2017 +	7/26/2017-$1,510.00	36,400
140	Gold Future, Maturing September 2017 +	8/28/2017-$1,490.00	40,600
140	Gold Future, Maturing September 2017 +	8/28/2017-$1,500.00	36,400
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,732,230)		672,762

	TOTAL OPTIONS PURCHASED (Cost - $3,230,290)		720,162

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Principal		Value
	UNITED STATES GOVERNMENT SECURITIES - 43.6%
$5,000,000	United States Treasury Notes, 1.000%, 2/15/2018	$4,997,850
4,000,000	United States Treasury Notes, 0.750%, 2/28/2018	3,989,064
5,000,000	United States Treasury Notes, 0.750%, 3/31/2018	4,984,082
5,000,000	United States Treasury Notes, 0.875%, 3/31/2018	4,990,332
5,000,000	United States Treasury Notes, 0.750%, 4/30/2018	4,981,152
5,000,000	United States Treasury Notes, 1.000%, 5/31/2018	4,993,555
2,000,000	United States Treasury Notes, 1.000%, 9/15/2018	1,995,195
2,000,000	United States Treasury Notes, 1.250%, 11/30/2018	2,001,562
5,000,000	United States Treasury Notes, 1.500%, 1/31/2019	5,024,023
3,000,000	United States Treasury Notes, 1.000%, 3/15/2019 +	2,985,117
3,000,000	United States Treasury Notes, 1.000%, 3/15/2019	2,985,118
2,000,000	United States Treasury Notes, 0.750%, 7/15/2019	1,973,906
1,000,000	United States Treasury Notes, 1.625%, 8/31/2019	1,006,094
2,000,000	United States Treasury Notes, 1.000%, 9/30/2019	1,980,977
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $48,976,808)	48,888,027

Shares
	PRIVATE INVESTMENT FUNDS - 12.8%
139,456	Prime Meridian Income QP Fund ~ #	14,322,162
	TOTAL PRIVATE INVESTMENT FUND (Cost - $14,000,000)	14,322,162

	SHORT-TERM INVESTMENTS - 36.2%
27,550,700	Fidelity Institutional Government Portfolio, Institutional Class, 0.60% + ** ^	27,550,700
1,304,955	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.66% ** ++ ^	1,304,955
1,304,958	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.66% ** ++ ^	1,304,958
1,304,958	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.66.% ** ++ ^	1,304,958
1,304,959	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.66% ** ++ ^	1,304,959
1,304,939	TCG US Government Advantage Money Market Fund, Institutional Class, 0.66% ** ++ ^	1,304,939
1,304,951	TCG US Government Max Money Market Fund, Institutional Class, 0.66% ** ++ ^	1,304,951
1,304,957	TCG US Government Premier Money Market Fund, Institutional Class, 0.66% ** ++ ^	1,304,957
1,304,927	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.66% ** ++ ^	1,304,927
1,304,992	TCG US Government Select Money Market Fund, Institutional Class, 0.66% ** ++ ^	1,304,992
1,304,981	TCG US Government Ultra Money Market Fund, Institutional Class, 0.66% ** ++ ^	1,304,981
	TOTAL SHORT-TERM INVESTMENTS (Cost - $40,600,277)	40,600,277

	TOTAL INVESTMENTS - 100.2% (Cost - $114,716,129) (b)	$112,383,048
	OPTIONS WRITTEN - (0.5)% (Cost - $1,938,201) (b)	(519,700)
	OTHER ASSETS LESS LIABILITIES - 0.3%	177,942
	NET ASSETS - 100.0%	$112,041,290

		Options
Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (0.5)% *
	PUT OPTIONS WRITTEN - (0.0)%
140	Crude Oil Future, Maturing May 2017 +	4/17/2017-$41.50	$2,800
140	Crude Oil Future, Maturing June 2017 +	5/17/2017-$41.00	9,800
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $85,400)		12,600

CATALYST FUNDS
CATALYST HEDGED COMMODITY STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

		Options
Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.4)%
1,500	Corn Future, Maturing May 2017 +	4/21/2017-$400.00	$18,750
535	Crude Oil Future, Maturing May 2017 +	4/17/2017-$61.00	10,700
135	Crude Oil Future, Maturing May 2017 +	4/17/2017-$61.50	2,700
10	Crude Oil Future, Maturing May 2017 +	4/17/2017-$62.00	100
10	Crude Oil Future, Maturing May 2017 +	4/17/2017-$66.00	100
5	Crude Oil Future, Maturing May 2017 +	4/17/2017-$67.00	50
360	Crude Oil Future, Maturing June 2017 +	5/17/2017-$60.00	36,000
805	Crude Oil Future, Maturing June 2017 +	5/17/2017-$62.00	48,300
600	Crude Oil Future, Maturing June 2017 +	5/17/2017-$62.50	36,000
5	Crude Oil Future, Maturing June 2017 +	5/17/2017-$67.50	100
5	Crude Oil Future, Maturing June 2017 +	5/17/2017-$68.00	100
420	Crude Oil Future, Maturing July 2017 +	6/15/2017-$60.50	100,800
420	Gold Future, Maturing June 2017 +	5/25/2017-$1,360.00	75,600
280	Gold Future, Maturing July 2017 +	6/27/2017-$1,395.00	72,800
280	Gold Future, Maturing July 2017 +	6/27/2017-$1,400.00	67,200
140	Gold Future, Maturing July 2017 +	6/27/2017-$1,440.00	19,600
140	Gold Future, Maturing July 2017 +	6/27/2017-$1,445.00	18,200
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $1,852,801)		507,100

	TOTAL OPTIONS WRITTEN (Premiums Received - $1,938,201) (b)		$519,700

ETF - Exchange Traded Fund

*	Non-income producing security.

+	All or a portion of this investment is a holding of the CHCSF Fund Limited CFC.

~	The value of this security has been determined in good faith under policies of the Board of Trustees.

#	The security is illiquid; total illiquid securities represent 9.7% of net assets.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

^	All or a portion of this investment is segregated as collateral for any derivatives the fund may hold.

++	An affiliate of the Advisor.

(a)	Each contract is equivalent to one underlying futures contract.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including put and call options written, is $112,950,662 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,215,672
Unrealized depreciation:	(2,302,986)
Net unrealized depreciation:	$(1,087,314)

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares			Value
	EXCHANGE TRADED FUNDS - 12.6%
4,525,000	Vanguard Short-Term Bond ETF		$360,733,000
	TOTAL EXCHANGE TRADED FUND (Cost - $363,863,360)		360,733,000

		Options
Contracts (a)		Expiration Date - Exercise Price
	PURCHASED OPTIONS - 3.0% *
	PUT OPTIONS PURCHASED - 0.2%
3,000	S&P 500 Index Future, Maturing June 2017	4/21/2017-$2,275	2,925,000
1,500	S&P 500 Index Future, Maturing June 2017	4/21/2017-$2,325	3,375,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $14,513,125)		6,300,000

	CALL OPTIONS PURCHASED - 2.8%
4,700	S&P 500 Index Future, Maturing June 2017	4/21/2017-$2,370	15,627,500
5,300	S&P 500 Index Future, Maturing June 2017	4/21/2017-$2,375	14,575,000
6,500	S&P 500 Index Future, Maturing June 2017	4/21/2017-$2,400	5,931,250
150	S&P 500 Index Future, Maturing June 2017	4/21/2017-$2,430	35,625
2,000	S&P 500 Index Future, Maturing June 2017	4/28/2017-$2,380	7,100,000
2,000	S&P 500 Index Future, Maturing June 2017	4/28/2017-$2,385	6,100,000
4,500	S&P 500 Index Future, Maturing June 2017	5/19/2017-$2,400	16,875,000
1,000	S&P 500 Index Future, Maturing June 2017	5/19/2017-$2,425	1,900,000
5,000	S&P 500 Index Future, Maturing June 2017	6/30/2017-$2,450	11,750,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $84,320,000)		79,894,375

	TOTAL PURCHASED OPTIONS (Cost - $98,833,125)		86,194,375

	PRIVATE INVESTMENT FUNDS - 4.4%
	Prime Meridin Income QP Fund, LP ~ #		127,347,997
	TOTAL PRIVATE INVESTMENT (Cost - $125,000,000)		127,347,997

Principal
	UNITED STATES GOVERNMENT SECURITIES - 55.6%
$100,000,000	United States Treasury Notes, 1.125%, 06/15/2018		100,000,000
150,000,000	United States Treasury Notes, 1.625%, 08/31/2019 +		150,914,100
200,000,000	United States Treasury Notes, 1.000%, 09/15/2018 +		199,519,500
100,000,000	United States Treasury Notes, 1.250%, 11/15/2018 +		100,093,750
100,000,000	United States Treasury Notes, 1.375%, 11/30/2018 +		100,292,950
100,000,000	United States Treasury Notes, 1.250%, 12/15/2018 +		100,068,350
100,000,000	United States Treasury Notes, 1.500%, 12/31/2018 +		100,484,400
150,000,000	United States Treasury Notes, 1.125%, 01/15/2019 +		149,733,375
50,000,000	United States Treasury Notes, 1.500%, 01/31/2019 +		50,240,225
100,000,000	United States Treasury Notes, 1.375%, 02/28/2019 +		100,250,000
50,000,000	United States Treasury Notes, 1.500%, 02/28/2019 +		50,242,200
200,000,000	United States Treasury Notes, 0.875%, 04/15/2019		198,402,300
100,000,000	United States Treasury Notes, 0.750%, 07/15/2019		98,695,300
100,000,000	United States Treasury Notes, 1.000%, 09/30/2019		99,048,850
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,605,400,405)		1,597,985,300

Shares
	SHORT-TERM INVESTMENTS - 26.0%
	MONEY MARKET FUNDS - 26.0%
474,671,564	Fidelity Institutional Government Portfolio, Institutional Class, 0.60% **+		$474,671,564
27,030,191	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.66% (b) **+		27,030,191
27,030,394	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.66% (b) **+		27,030,394
27,030,264	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.66% (b) **+		27,030,264
27,030,337	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.65% (b) **+		27,030,337
27,029,975	TCG US Government Advantage Money Market Fund, Institutional Class, 0.66% (b) **+		27,029,975
27,030,143	TCG US Government Max Money Market Fund, Institutional Class, 0.66% (b) **+		27,030,143
27,030,152	TCG US Government Premier Money Market Fund, Institutional Class, 0.66% (b) **+		27,030,152
27,029,614	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.66% (b) **+		27,029,614

CATALYST FUNDS
CATALYST HEDGED FUTURES STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares			Value
	SHORT-TERM INVESTMENTS - 26.0% (Continued)
	MONEY MARKET FUNDS - 26.0% (Continued)
27,030,950	TCG US Government Select Money Market Fund, Institutional Class, 0.66% (b) **+		27,030,950
27,030,848	TCG US Government Ultra Money Market Fund, Institutional Class, 0.66% (b) **+		27,030,848
	TOTAL SHORT-TERM INVESTMENTS (Cost - $744,974,432)		744,974,432

	TOTAL INVESTMENTS - 101.6% (Cost - $2,938,071,322) (c)		$2,917,235,104
	OTHER ASSETS LESS LIABILITIES - (1.6)%		(46,441,546)
	NET ASSETS - 100.0%		$2,870,793,558

		Options
Contracts (a)		Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (16.1)% *
	PUT OPTIONS WRITTEN - (0.1)%
4,500	S&P 500 Index Future, Maturing June 2017	4/21/2017-$2,225	$2,362,500
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $6,000,000)		2,362,500

	CALL OPTIONS WRITTEN - (16.0)%
4,000	S&P 500 Index Future, Maturing June 2017	4/21/2017-$2,310	55,800,000
6,800	S&P 500 Index Future, Maturing June 2017	4/21/2017-$2,315	87,550,000
2,500	S&P 500 Index Future, Maturing June 2017	4/21/2017-$2,425	718,750
1,250	S&P 500 Index Future, Maturing June 2017	4/21/2017-$2,460	140,625
1,750	S&P 500 Index Future, Maturing June 2017	5/19/2017-$2,325	25,068,750
7,250	S&P 500 Index Future, Maturing June 2017	5/19/2017-$2,330	97,331,250
2,350	S&P 500 Index Future, Maturing June 2017	5/19/2017-$2,370	16,685,000
2,150	S&P 500 Index Future, Maturing June 2017	5/19/2017-$2,375	13,867,500
9,500	S&P 500 Index Future, Maturing June 2017	5/19/2017-$2,450	8,550,000
1,000	S&P 500 Index Future, Maturing June 2017	5/31/2017-$2,380	6,825,000
1,000	S&P 500 Index Future, Maturing June 2017	5/31/2017-$2,385	6,225,000
6,000	S&P 500 Index Future, Maturing June 2017	6/30/2017-$2,325	102,600,000
1,500	S&P 500 Index Future, Maturing June 2017	6/30/2017-$2,335	23,025,000
250	S&P 500 Index Future, Maturing June 2017	6/30/2017-$2,340	3,637,500
250	S&P 500 Index Future, Maturing June 2017	6/30/2017-$2,350	3,231,250
10,000	S&P 500 Index Future, Maturing June 2017	6/30/2017-$2,500	7,625,000
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $403,047,500)		458,880,625

	TOTAL OPTIONS WRITTEN (Premiums Received - $409,047,500)		$461,243,125

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

~	The value of this security has been determined in good faith under policies of the Board of Trustees.

#	The security is illiquid; total illiquid securities represent 4.4% of net assets.

+	All or a portion of security held as collateral for open options contracts.

(a)	Each contract is equivalent to one of the underlying futures contract.

(b)	An affiliate of the Advisor.

(c)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, excluding futures, is $2,464,189,447 and offers from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,347,997
Unrealized depreciation:	(10,545,465)
Net unrealized depreciation:	$(8,197,468)

Long Contracts		Amount at Value ($)	Maturity	Unrealized Loss
	OPEN LONG FUTURES CONTRACT - (0.7)%
5,620	S&P 500 Future	3,314,676,000	June 2017	$(12,770,250)
20,000	S&P 500 E-Mini Future	2,359,250,000	June 2017	(8,352,113)
	Net Unrealized Loss From Open Short Futures Contracts			$(21,122,363)

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 72.6%
	BANKS - 3.9%
$26,000	Citigroup, Inc.	2.550	4/8/2019	$26,252
23,000	JPMorgan Chase & Co.	2.350	1/28/2019	23,221
				49,473
	BIOTECHNOLOGY - 3.9%
22,000	Amgen, Inc.	5.700	2/1/2019	23,509
26,000	Celgene Corp.	2.250	5/15/2019	26,094
				49,603
	COMMERCIAL SERVICES - 6.8%
25,000	Hertz Corp.	4.250	4/1/2018	25,219
60,000	Western Union Co.	3.350	5/22/2019	60,887
				86,106
	COMPUTERS - 4.0%
50,000	HP, Inc.	2.750	1/14/2019	50,560

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
25,000	Synchrony Financial	3.000	8/15/2019	25,384

	ELECTRONICS - 2.0%
25,000	Kemet Corp.	10.500	5/1/2018	25,094

	HEALTHCARE-PRODUCTS - 2.0%
25,000	Boston Scientific Corp.	2.650	10/1/2018	25,254

	INVESTMENT COMPANIES - 13.4%
165,000	Prospect Capital Corp.	5.000	7/15/2019	169,744

	MINING - 3.1%
40,000	Freeport-McMoRan, Inc.	4.000	11/14/2021	38,750

	OFFICE/BUSINESS EQUIPMENT - 7.7%
95,000	Pitney Bowes, Inc.	4.750	5/15/2018	97,446

	OIL & GAS - 12.3%
150,000	Nabors Industries, Inc.	5.000	9/15/2020	155,250

	RETAIL- 3.9%
50,000	JC Penney Corp, Inc.	5.650	6/1/2020	49,500

	SOFTWARE - 3.6%
45,000	Fiserv, Inc.	2.700	6/1/2020	45,477

	TELECOMMUNICATIONS - 4.0%
50,000	Sprint Communications, Inc.	8.375	8/15/2017	51,063

	TOTAL CORPORATE BONDS (Cost - $912,398)			918,704

CATALYST FUNDS
CATALYST INSIDER INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 13.3%
	DIVERSIFIED FINANCIAL SERVICES - 1.2%
$45,000	Global Brokerage, Inc.	2.250	6/15/2018	$15,430

	PHARMACEUTICALS - 12.1%
160,000	Herbalife LTD.	2.000	8/15/2019	153,286

	TOTAL CONVERTIBLE BONDS (Cost - $182,450)			168,716

Shares
	SHORT-TERM INVESTMENTS - 13.7%
173,165	Fidelity Prime Money Market Portfolio, Class I, 0.60% *			173,165
	TOTAL SHORT-TERM INVESTMENTS (Cost - $173,165)			173,165

	TOTAL INVESTMENTS - 99.6% (Cost - $1,268,013) (a)			$1,260,585
	OTHER ASSETS LESS LIABILITIES - 0.4%			4,831
	NET ASSETS - 100.0%			$1,265,416

*	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $1,268,392 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$11,859
Unrealized depreciation:	(19,666)
Net unrealized depreciation:	$(7,807)

CATALYST FUNDS
CATALYST INTELLIGENT ALTERNATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	MUTUAL FUNDS - 93.3%
	ALTERNATIVE FUNDS - 43.6%
41,558	Catalyst Hedged Commodity Strategy Fund , Class I *+	$454,231
13,672	Catalyst Time Value Trading Fund, Class I *+	109,927
30,591	Catalyst/Auctos Managed Futures Multi-Strategy Fund, Class I *+	455,800
		1,019,958
	ASSET ALLOCATION FUNDS - 40.6%
39,771	Catalyst Hedged Futures Strategy Fund, Class I +	345,606
14,114	Catalyst Macro Strategy Fund, Class I +	124,485
15,682	Catalyst/Millburn Hedge Strategy Fund, Class I *+	477,356
		947,447
	EQUITY FUND - 9.1%
12,117	Catalyst Insider Long/Short Fund, Class I *+	115,109
13,303	Catalyst MLP & Infrastructure Fund , Class I *+	96,846
		211,955

	TOTAL MUTUAL FUNDS (Cost - $2,299,372)	2,179,360

	SHORT-TERM INVESTMENTS - 7.1%
166,722	Fidelity Institutional Government Portfolio, Class I, 0.56% **	166,722
	TOTAL SHORT-TERM INVESTMENTS (Cost - $166,722)	166,722

	TOTAL INVESTMENTS - 100.4% (Cost - $2,466,094) (a)	$2,346,082
	OTHER ASSETS LESS LIABILITIES - (0.4)%	(9,359)
	NET ASSETS - 100.0%	$2,336,723

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

+	Affiliated company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,466,094 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$62,203
Unrealized depreciation:	(182,215)
Net unrealized depreciation:	$(120,012)

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 54.3%
	APPAREL - 1.0%
625	Canada Goose Holdings, Inc. *	$9,975

	AUTO MANUFACTURERS - 2.8%
642	Fiat Chrysler Automobiles NV *	7,017
800	REV Group, Inc. *	22,056
		29,073
	AUTO PARTS & EQUIPMENT - 0.4%
50	Adient PLC *	3,634

	BANKS - 1.2%
90	Bank of NT Butterfield & Son Ltd.	2,872
91	Capstar Financial Holdings, Inc. *	1,735
160	Citizens Financial Group, Inc.	5,528
80	First Hawaiian, Inc.	2,394
		12,529
	BIOTECHNOLOGY - 0.2%
70	AnaptysBio, Inc. *	1,943

	BUILDING MATERIALS - 0.9%
279	JELD-WEN Holding, Inc. *	9,165

	CHEMICALS - 0.6%
140	AdvanSix, Inc. *	3,825
21	Axalta Coating Systems Ltd. *	676
7	Valvoline, Inc.	172
65	Versum Materials, Inc.	1,989
		6,662
	COMMERCIAL SERVICES - 2.0%
120	IHS Markit Ltd. *	5,034
185	Laureate Education, Inc. *	2,640
120	LSC Communications, Inc.	3,019
165	PayPal Holdings, Inc. *	7,098
80	TransUnion *	3,068
		20,859
	COMPUTERS - 4.7%
460	Conduent, Inc. *	7,719
915	Everspin Technologies, Inc. *	7,668
205	Hewlett Packard Enterprise Co.	4,859
35	Nutanix, Inc. *	657
1,785	Presidio, Inc. *	27,641
		48,544
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
210	Ally Financial, Inc.	4,269
950	Hamilton Lane, Inc. *	17,736
271	Synchrony Financial	9,295
		31,300
	ELECTRONICS - 1.1%
185	Fortive Corp.	11,141

	ENERGY-ALTERNATE SOURCES - 0.4%
90	Azure Power Global Ltd. *	1,679
130	TPI Composites, Inc. *	2,471
		4,150

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	COMMON STOCK - 54.3% (Continued)
	ENVIRONMENTAL CONTROL - 0.1%
60	Advanced Disposal Services, Inc. *	$1,356

	FOOD - 1.8%
178	Kraft Heinz Co.	16,164
80	US Foods Holding Corp. *	2,238
		18,402
	FOOD SERVICE - 0.4%
112	Aramark	4,129

	HEALTHCARE-PRODUCTS - 0.6%
530	Obalon Therapeutics, Inc. *	5,666

	HEALTHCARE-PRODUCTS - 0.6%
72	Quintiles IMS Holdings, Inc. *	5,798

	INSURANCE - 0.3%
90	Kinsale Capital Group, Inc.	2,884

	INTERNET - 6.0%
80	CDW Corp.	4,617
7	Liberty Expedia Holdings, Inc. *	318
10	Liberty Ventures *	445
2,050	Snap, Inc. *	46,186
79	Trade Desk, Inc. *	2,943
337	Trivago NV - ADR *	4,391
95	Zillow Group, Inc. *	3,199
		62,099
	LEISURE TIME - 0.4%
112	Camping World Holdings, Inc.	3,611

	LODGING - 1.5%
329	Hilton Grand Vacations, Inc. *	9,429
102	Hilton Worldwide Holdings, Inc.	5,963
		15,392
	MACHINERY-DIVERSIFIED - 0.8%
390	Ichor Holdings Ltd. *	7,734

	MEDIA - 1.0%
60	Liberty Broadband Corp. *	5,105
4	Liberty Braves Group *	96
11	Liberty Media Group *	360
119	Liberty SiriusXM Group *	4,631
		10,192
	OIL & GAS - 0.6%
489	Jagged Peak Energy, Inc. *	6,377

	OIL & GAS SERVICES - 0.2%
120	Mammoth Energy Services, Inc. *	2,581

	PACKAGING & CONTAINERS - 0.7%
325	Ardagh Group SA *	7,137

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	COMMON STOCK - 54.3% (Continued)
	PHARMACEUTICALS - 7.8%
435	AbbVie, Inc.	$28,345
210	Eli Lilly & Co.	17,663
85	ObsEva SA *	885
480	Ra Pharmaceuticals, Inc. *	10,219
73	Shire PLC - ADR	12,719
225	Xencor, Inc. *	5,382
90	Zoetis, Inc. - Cl. A	4,803
		80,016
	PIPELINES - 0.4%
75	Noble Midstream Partners LP	3,906

	REAL ESTATE INVESTMENT TRUSTS - 1.4%
40	Clipper Realty, Inc.	513
45	Gaming and Leisure Properties, Inc.	1,504
300	Invitation Homes, Inc. *	6,549
90	Park Hotels & Resorts, Inc.	2,310
165	Quality Care Properties, Inc. *	3,112
		13,988
	RETAIL - 3.8%
140	At Home Group, Inc. *	2,122
185	Foundation Building Materials, Inc. *	2,954
1,335	J. Jill, Inc. *	18,823
198	Restaurant Brands International, Inc.	11,037
140	Yum China Holdings, Inc. *	3,808
		38,744
	SEMICONDUCTORS - 0.3%
90	Impinj, Inc. *	2,724

	SOFTWARE - 5.7%
1,000	Alteryx, Inc. *	15,630
53	Blackline, Inc. *	1,577
86	CDK Global, Inc.	5,591
3	CommerceHub, Inc. *	47
2	CommerceHub, Inc. - Cl. A *	28
140	Cotiviti Holdings, Inc. *	5,828
20	Coupa Software, Inc. *	508
475	Everbridge, Inc. *	9,752
365	First Data Corp. *	5,657
560	MuleSoft, Inc. *	13,625
24	Tabula Rasa HealthCare, Inc. *	324
		58,567
	TELECOMMUNICATIONS - 0.9%
80	CommScope Holding Co., Inc. *	3,337
195	Zayo Group Holdings, Inc. *	6,415
		9,752
	TRANSPORTATION - 0.7%
400	International Seaways, Inc. *	7,648

	TOTAL COMMON STOCK (Cost - $525,171)	557,678

CATALYST FUNDS
CATALYST IPOx ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	EXCHANGE TRADED FUND - 41.1%
	EQUITY FUND - 41.1%
7,370	First Trust US Equity Opportunities ETF	$422,891
	TOTAL EXCHANGE TRADED FUND (Cost - $413,106)	422,891

	SHORT-TERM INVESTMENTS - 5.1%
52,290	Fidelity Institutional Government Portfolio, Institutional Class, 0.60% **	52,290
	TOTAL SHORT-TERM INVESTMENTS (Cost - $52,290)	52,290

	TOTAL INVESTMENTS - 100.5% (Cost - $990,567) (a)	$1,032,859
	LIABILITIES LESS OTHER ASSETS - (0.5)%	(5,259)
	NET ASSETS - 100.0%	$1,027,600

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

ADR - American Depositary Receipt.

LP - Limited Partnership.

PLC - Public Liability Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $990,567 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$52,659
Unrealized depreciation:	(10,367)
Net unrealized appreciation:	$42,292

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares				Value
	COMMON STOCK - 0.3%
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
8,950	Burford Capital Ltd			$86,726
	TOTAL COMMON STOCK (Cost - $90,480)			86,726

		Coupon Rate (%)	Maturity
	STRUCTURED NOTES - 9.4%
1,475,000	DR Alpha ex-Argriculture and Livestock Index (Issuer BNP Paribas)	0.000^	12/20/2017	1,772,507
1,000,000	DR Alpha ex-Argriculture and Livestock Index (Issuer BNP Paribas)	0.000^	4/9/2018	975,200
	TOTAL STRUCTURED NOTES(Cost - $2,475,000)			2,747,707

Contracts (a)		Expiration Date - Exercise Price
	OPTIONS PURCHASED - 56.4% *
	PUT OPTIONS PURCHASED - 30.1%
10	Direxion Daily Small Cap Bear	1/19/2018 - $20		5,050
12,581	iPATH S&P 500 VIX Short-Term Futures ETN	1/18/2019 - $10		3,032,021
4,100	iPATH S&P 500 VIX Short-Term Futures ETN	1/18/2019 - $15		2,214,000
1,960	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $5		337,120
1,430	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $10		128,700
690	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $12		120,060
515	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $13		115,875
410	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $14		116,030
325	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $15		110,500
270	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $16		111,240
220	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2018 - $17		104,500
170	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2019 - $18		126,650
165	iPATH S&P 500 VIX Short-Term Futures ETN	1/19/2019 - $19		103,125
425	ProShares Ultra Bloomberg Crude Oil	1/18/2019 - $20		261,375
355	ProShares Ultra Bloomberg Crude Oil	1/18/2019 - $21		241,400
266	ProShares Ultra Bloomberg Crude Oil	7/21/2017 - $23		135,660
100	ProShares Ultra Bloomberg Crude Oil	1/19/2018 - $22		58,500
60	ProShares Ultra Bloomberg Crude Oil	1/18/2019 - $18		30,600
445	ProShares Ultra VIX Short-Term Futures	1/19/2018 - $17		378,250
170	ProShares Ultra VIX Short-Term Futures	1/19/2018 - $6		23,800
110	ProShares Ultra VIX Short-Term Futures	1/18/2019 - $17		122,375
90	ProShares Ultra VIX Short-Term Futures	1/18/2019 - $7		32,400
75	ProShares Ultra VIX Short-Term Futures	1/19/2018 - $12		36,750
60	ProShares Ultra VIX Short-Term Futures	1/18/2019 - $10		34,350
32	ProShares Ultra VIX Short-Term Futures	1/19/2018 - $19		32,080
70	ProShares Ultra VIX Short-Term Futures	1/18/2019 - $8		30,100
4,500	United States Natural Gas Fund	1/18/2019 - $7		517,500
900	United States Natural Gas Fund	1/19/2018 - $8		116,100
950	United States Natural Gas Fund	7/21/2017 - $8		79,800
	TOTAL PUT OPTIONS PURCHASED (Cost - $6,917,558)			8,755,911

	CALL OPTIONS PURCHASED - 26.3%
20	3M Co.	1/18/2019 - $200		25,250
50	3M Co.	1/18/2019 - $230		18,625
23	Accenture PLC	1/18/2019 - $120		29,210
15	Adobe Systems, Inc.	1/18/2019 - $130		27,675
242	Advanced Energy Industries, Inc.	10/20/2017 - $65		222,640
15	Aetna, Inc.	1/18/2019 - $140		17,700
25	Akamai Technologies, Inc.	1/18/2019 - $60		28,900
15	Alaska Air Group, Inc.	1/18/2019 - $100		17,475
85	Alaska Air Group, Inc.	1/18/2019 - $90		144,925
3	Alphabet, Inc.	1/18/2019 - $870		27,615
10	Albemarle Corp.	1/18/2019 - $100		18,700
40	Altria Group, Inc.	1/18/2019 - $75		18,400

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS PURCHASED - 26.3% (Continued)
20	Altria Group, Inc.	1/18/2019 - $77.50	$ 7,600
230	Altria Group, Inc.	1/18/2019 - $90	27,600
20	Altria Group, Inc.	1/19/2018 - $77.50	3,040
3	Altria Group, Inc.	4/21/2017 - $75	9
2	Altria Group, Inc.	6/16/2017 - $75	116
1	Altria Group, Inc.	6/16/2017 - $77.50	25
30	Amerisafe, Inc.	7/21/2017 - $61.75	15,000
25	American Financial Group, Inc.	9/15/2017 - $90	19,125
15	Amgen, Inc.	1/18/2019 - $190	14,265
60	AMN Healthcare Services, Inc.	10/20/2017 - $40	28,800
60	Amphenol Corp.	7/21/2017 - $70	20,700
10	Annaly Capital Management, Inc.	1/18/2019 - $10	1,230
25	Aon PLC	10/20/2017 - $115	20,375
55	Applied Materials, Inc.	1/18/2019 - $35	45,650
20	Argan Inc	4/21/2017 - $44.7	42,500
5	Assurant, Inc.	9/15/2017 - $100	1,550
35	AT&T, Inc.	1/18/2019 - $42	8,750
10	Automatic Data Processiong, Inc.	1/18/2019 - $105	8,850
6	AutoZone, Inc.	1/18/2019 - $720	56,100
1	AutoZone, Inc.	1/19/2018 - $660	9,600
20	Becton Dickinson and Co.	9/15/2017 - $185	15,400
118	Capitol Federal Financial, Inc.	8/18/2017 - $15	4,720
50	Cardinal Health, Inc.	1/18/2019 - $105	10,875
15	Cardinal Health, Inc.	1/18/2019 - $85	12,000
380	CenturyLink, Inc.	1/18/2019 - $23	87,400
4	Charter Communications, Inc.	1/18/2019 - $310	24,120
10	Cigna Corp.	1/19/2018 - $145	15,575
10	Cintas Corp.	8/18/2017 - $120	9,850
100	Cisco Systems, Inc.	1/18/2019 - $37	20,000
38	Cognex Corp.	5/19/17 - $50	131,936
85	Consolidated Edison, Inc.	1/18/2019 - $90	17,637
60	Consumer Staples Select Sector SPDR ETF	1/18/2019 - $62	6,300
55	Consumer Staples Select Sector SPDR ETF	1/18/2019 - $61	6,902
45	Consumer Staples Select Sector SPDR ETF	1/18/2019 - $60	6,435
5	Cooper Cos, Inc.	8/18/2017 - $210	2,825
50	Copart, Inc.	5/19/17 - $50	63,250
125	Corning, Inc.	1/19/2018 - $27	26,875
25	Cooper-Standard Holdings, Inc.	7/21/2017 - $105	25,000
5	Darden Restaurants, Inc.	1/19/2018 - $77.50	4,525
10	Delta Air Lines, Inc.	1/18/2019 - $45	7,575
10	Delta Air Lines, Inc.	1/19/2019 - $45	5,050
30	Delta Air Lines, Inc.	1/19/2018 - $47	12,300
1	Direxion Daily Small Cap Bear	1/18/2019 - $15	705
15	Direxion Daily Small Cap Bear	1/18/2019 - $25	17,662
10	Discover Financial Services	7/21/2017 - $65	5,170
8	Dollar General Corp.	1/18/2019 - $55	15,200
150	Dollar Tree, Inc.	1/18/2019 - $70	277,500
9	Dollar Tree, Inc.	1/19/2018 - $60	19,350
55	Dollar Tree, Inc.	1/18/2019 - $82.50	65,450
30	Ebix, Inc.	9/15/2017 - $55	25,350
160	Eldorado Resorts, Inc.	6/16/2017 - $15	67,200
15	Electronic Arts, Inc.	1/18/2019 - $85	26,085
300	Encana Corp.	1/19/2018 - $10	85,500
36	Energy Select Sector SPDR Fund	1/19/2018 - $60	39,600
25	Equifax, Inc.	7/21/2017 - $130	23,875
10	Expeditors International of Washington, Inc.	11/17/2017 - $55	4,250
10	F5 Networks, Inc.	1/18/2019 - $150	19,050
40	Fabrinet	4/21/2017 - $40	11,200

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS PURCHASED - 26.3% (Continued)
15	Facebook, Inc.	1/18/2019 - $150	$ 27,000
50	Financial Select Sector SPDR Fund	1/19/2018 - $20	21,000
10	Fiserv, Inc.	9/15/2017 - $110	9,350
60	FNF Group	1/19/2018 - $35	30,600
10	Foot Locker, Inc.	1/18/2019 - $72.50	11,300
5	Fortune Brands Home & Security	9/15/2017 - $55	3,625
5	Garmin Ltd.	1/18/2019 - $60	1,737
14	General Dynamics Corp.	1/18/2019 - $180	32,900
14	General Mills, Inc.	1/18/2019 - $50	15,330
10	Goodyear Tire & Rubber Co.	1/19/2018 - $30	7,250
30	Hasbro, Inc.	1/19/2018 - $92.50	37,050
330	Hawaiian Holdings, Inc.	7/21/17 - $45	155,100
25	Hawaiian Holdings, Inc.	10/20/2017 - $45	15,250
20	Hershey Co.	1/19/2018 - $105	17,140
40	Hexcel Corp.	9/15/2017 - $50	25,000
35	Home Depot, Inc.	1/18/2019 - $170	19,075
10	Hormel Foods Corp.	1/19/2018 - $35	2,400
20	Huntington Ingalls Industries	9/15/2017 - $210	18,200
10	International Flavors & Fragra	8/18/2017 - $130	8,450
10	Intuit, Inc.	1/18/2019 - $120	12,450
10	iPATH S&P 500 VIX Short-Term Fund	6/16/2017 - $20	5,225
10	iPATH S&P 500 VIX Short-Term Fund	1/19/2018 - $4	1,020
10	iShares iBoxx $ High Yield Corporate Bond	1/18/2019 - $88	1,505
10	JetBlue Airways Corp.	1/18/2019 - $17	6,150
10	JetBlue Airways Corp.	1/19/2018 - $15	6,350
15	JM Smucker Co.	1/18/2019 - $140	12,300
13	Johnson & Johnson	1/18/2019 $100	33,800
30	Johnson & Johnson	1/18/2019 $120	34,875
60	Johnson & Johnson	1/18/2019 $130	40,800
120	Johnson & Johnson	1/18/2019 $140	40,800
100	Johnson & Johnson	1/18/2019 $145	25,200
6	Kimberly Clark Corp.	1/18/2019 - $135	6,090
7	Kimberly Clark Corp.	1/18/2019 - $140	5,670
10	Kimberly Clark Corp.	1/18/2019 - $145	6,350
15	Lam Research Corp.	1/18/2017 - $110	42,750
11	Lockheed Martin Corp.	1/18/2019 - $250	37,730
10	Lockheed Martin Corp.	1/19/2018 - $260	20,300
25	Masimo Corp.	9/15/2017 - $80	40,250
9	McDonald's Corp.	1/18/2019 - $100	27,787
25	McDonald's Corp.	1/18/2019 - $130	23,750
40	McDonald's Corp.	1/18/2019 - $140	21,900
75	McDonald's Corp.	1/18/2019 - $150	22,012
430	Mechel PAO	4/21/17 - $5	24,725
35	Medtronic PLC	1/18/2019 - $85	22,750
45	Microsoft Corp.	1/18/2019 - $70	25,200
11	Middleby Corp.	9/15/2017 - $140	9,515
25	Molson Coors Brewing Co.	1/18/2019 - $95	28,875
5	Nasdaq, Inc.	9/15/2017 - $70	1,425
4	Netflix,Inc.	1/19/2018 - $80	27,840
5	NiSource, Inc.	10/20/2017 - $21	1,475
85	Northfield Bancorp, Inc.	6/16/2017 - $17.50	7,437
13	Northrop Grumman Corp.	1/18/2019 - $260	19,630
13	NVIDIA Corp.	1/19/18 - $60	65,130
122	Oritani Financial Corp	7/21/2017 - $17	9,150
23	Papa John's International, Inc.	4/21/2017 - $75	11,615
100	Paychex, Inc.	1/18/2019 - $70	12,750
90	PDF Solutions, Inc.	5/19/2017 - $17.50	46,800

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS PURCHASED - 26.3% (Continued)
65	People's United Financial, Inc.	8/18/2017 - $17	$ 10,562
30	PepsiCo, Inc.	1/18/2019 - $115	19,425
130	Pfizer, Inc.	1/18/2019 - $37	20,540
10	Priceline Group, Inc.	1/18/2019 - $1,600	361,920
100	Primo Water Corporation	4/21/17 - $10	36,000
120	Primo Water Corporation	4/21/17 - $12.50	13,800
15	Procter & Gamble Co.	1/18/2019 - $100	3,548
19	Procter & Gamble Co.	1/18/2019 - $105	2,727
45	Procter & Gamble Co.	1/18/2019 - $110	3,488
15	Procter & Gamble Co.	1/18/2019 - $95	5,925
288	ProShares Short VIX Short-Term	1/18/2019 - $140	1,401,840
54	ProShares Short VIX Short-Term	1/19/2018 - $150	151,632
34	ProShares Short VIX Short-Term	1/19/2018 - $140	109,310
31	ProShares Short VIX Short-Term	1/18/2019 - $55	285,665
10	ProShares Short VIX Short-Term	9/15/2017 -$100	49,125
10	ProShares Short VIX Short-Term	9/15/2017 - $105	45,825
10	ProShares Short VIX Short-Term	1/19/2018 - $80	67,000
8	ProShares Short VIX Short-Term	1/19/2018 - $110	39,576
2	ProShares Short VIX Short-Term	1/18/2019 - $65	17,095
1	ProShares Short VIX Short-Term	1/18/2019 - $100	6,588
2	ProShares Ultra Bloomberg Crude Oil	1/18/2019 - $20	1,090
1,570	ProShares Ultra VIX Short-Term	4/28/2017 - $16.50	306,150
600	ProShares Ultra VIX Short-Term	4/7/2017 - $25	1,800
300	ProShares Ultra VIX Short-Term	4/28/2017 - $20	36,900
160	ProShares Ultra VIX Short-Term	4/28/2017 - $16	34,720
10	ProShares Ultra VIX Short-Term	1/18/2019 - $28	20,075
5	ProShares Ultra VIX Short-Term	1/18/2019 - $20	6,763
3	ProShares Ultra VIX Short-Term	6/16/2017 - $40	363
1	ProShares Ultra VIX Short-Term	1/18/2019 - $20	835
7	Public Storage	6/16/2017 - $200	15,610
5	Range Resources Corp.	1/18/2019 - $40	1,240
65	Republic Services, Inc.	7/21/2017 - $50	84,175
90	Reynolds American, Inc.	1/18/2019 - $62.50	32,400
85	Ross Stores, Inc.	1/18/2019 - $65	80,325
30	Ross Stores, Inc.	1/19/2018 - $50	52,650
8	Ross Stores, Inc.	1/18/2019 - $42.50	20,640
25	S&P Global, Inc.	8/18/2017 - $120	33,000
24	Safety Insurance Group, Inc.	8/18/2017 - $65	14,640
5	SCANA Corp.	8/18/2017 - $65	1,600
5	Sherwin-Williams Co.	6/16/2017 - $240	35,725
175	Southern Co.	1/18/2019 - $57.5	14,087
25	Southwest Airlines Co.	1/18/2019 - $50	27,125
25	Southwest Airlines Co.	1/19/2018 - $55	12,625
10	Southwestern Energy Co.	1/18/2019 - $10	1,770
11	SPDR S&P500 ETF Trust	3/16/2018 - $245	8,107
20	SPDR S&P500 ETF Trust	3/16/2018 - $255	7,080
40	SPDR S&P500 ETF Trust	3/16/2018 - $265	5,540
57	SPDR S&P500 ETF Trust	12/20/2019 - $260	76,095
93	SPDR S&P500 ETF Trust	12/20/2019 - $280	64,961
211	SPDR S&P500 ETF Trust	12/20/2019 - $300	67,098
200	SPDR S&P500 ETF Trust	12/20/2019 - $310	41,200
255	SPDR S&P500 ETF Trust	12/20/2019 - $320	33,533
310	SPDR S&P500 ETF Trust	12/20/2019 - $330	26,195
140	SPDR S&P500 ETF Trust	12/20/2019 - $340	7,700
10	SPDR S&P500 ETF Trust	12/21/2018 - $250	10,860
12	SPDR S&P500 ETF Trust	12/21/2018 - $260	8,520
20	SPDR S&P500 ETF Trust	12/21/2018 - $270	8,600

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS PURCHASED - 26.3% (Continued)
20	Stryker Corp.	1/19/2018 - $130	$ 19,500
10	Tesoro Corp.	1/18/2019 - $90	9,175
107	TFS Financial Corp.	7/21/2017 - $17.50	2,675
30	Thor Industries, Inc.	9/15/2017 - $105	12,600
5	Torchmark Corp.	8/18/2017 - $75	2,150
5	Total System Services, Inc.	8/18/2017 - $55	1,213
10	Transocean Ltd.	1/18/2019 - $15	2,200
70	Travelers Cos, Inc.	1/18/2019 - $150	15,050
10	Tyson Foods, Inc.	1/19/2018 - $57.50	8,200
10	United Continental Holdings, Inc.	9/15/2017 - $67.50	8,225
10	United Rentals, Inc.	1/18/2019 - $115	34,200
29	Validus Holdings Ltd.	8/18/2017 - $50	19,720
50	Vantiv, Inc.	8/18/2017 - $65	16,125
60	Verizon Communications, Inc.	1/18/2019 - $45	31,620
20	Visa, Inc.	1/19/2018 - $85	17,800
50	Waste Connections, Inc.	9/15/2017 - $90	16,500
23	Waste Management Inc	1/18/2019 - $60	32,660
55	Waste Management Inc	1/18/2019 - $75	25,575
70	Waste Management Inc	1/18/2019 - $77.5	25,200
80	Waste Management Inc	1/18/2019 - $80	21,600
175	Waste Management Inc	1/18/2019 - $85	28,000
12	Wells Fargo & Co.	1/19/2018 - $40	19,284
25	WR Berkley Corp.	7/21/2017 - $60	27,750
5	Zions Bancorporation	1/18/2019 - $45	2,388
	TOTAL CALL OPTIONS PURCHASED (Cost - $8,428,862)		7,647,633

	TOTAL OPTIONS PURCHASED (Cost - $15,346,420)		16,403,544

Principal
	UNITED STATES GOVERNMENT SECURITIES - 3.4%
$ 1,000,000	United States Treasury Note, 2.25%, 11/15/2025		991,367
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $1,046,362)		991,367

Shares	SHORT-TERM INVESTMENTS - 29.1%
1,356,023	Fidelity Institutional Money Market Funds Treasury Portfolio, Class I, 0..60% **+		1,356,023
710,666	TCG Cash Reserve Government Money Market Fund, Institutional Class, 0.66% (b) **+		710,666
710,681	TCG Daily Liquidity Government Money Market Fund, Institutional Class, 0.66% (b) **+		710,681
710,669	TCG Liquid Assets Government Money Market Fund, Institutional Class, 0.66% (b) **+		710,669
710,670	TCG Liquidity Plus Government Money Market Fund, Institutional Class, 0.65% (b) **+		710,670
710,689	TCG US Government Ultra Money Market Fund, Institutional Class, 0.66% (b) **+		710,689
710,660	TCG US Government Advantage Money Market Fund, Institutional Class, 0.66% (b) **+		710,660
710,658	TCG US Government Max Money Market Fund, Institutional Class, 0.66% (b) ** +		710,658
710,655	TCG US Government Premier Money Market Fund, Institutional Class, 0.66% (b) ** +		710,655
710,643	TCG US Government Primary Liquidity Money Market Fund, Institutional Class, 0.66% (b) ** +		710,643
710,688	TCG US Government Select Money Market Fund, Institutional Class, 0.66% (b) ** +		710,688
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,462,702)		8,462,702

	TOTAL INVESTMENTS - 98.6% (Cost - $27,420,964) (c)		$ 28,692,046
	OTHER ASSETS LESS LIABILITIES - 1.4%		393,069
	NET ASSETS - 100.0%		$ 29,085,115

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Contracts (a)		Expiration Date - Exercise Price	Value
	OPTIONS WRITTEN - (12.2) % *
	PUT OPTIONS WRITTEN - (3.0) %
15	Direxion Daily Small Cap Bear	1/18/2019 - $15	$ 4,950
10	Direxion Daily Small Cap Bear	1/19/2018 - $15	1,840
500	iPath S&P 500 VIX Short-Term Futures ETN	9/15/2017 - $11	28,500
500	iPath S&P 500 VIX Short-Term Futures ETN	6/16/2017 - $13	22,000
800	iPath S&P 500 VIX Short-Term Futures ETN	5/19/2017 - $14	42,400
1,425	iPath S&P 500 VIX Short-Term Futures ETN	4/21/2017 - $15	47,025
30	ProShares Ultra Bloomberg Crude Oil	4/28/2017 - $16.5	750
50	ProShares Ultra Bloomberg Crude Oil	4/21/2017 - $20	8,100
290	ProShares Ultra Bloomberg Crude Oil	1/18/2019 - $15	99,325
300	ProShares Ultra Bloomberg Crude Oil	7/21/2017 - $19	75,000
490	ProShares Ultra Bloomberg Crude Oil	1/18/2019 - $16	193,550
555	ProShares Ultra VIX Short-Term Futures	4/28/2017 - $13.5	41,625
15	ProShares Ultra VIX Short-Term Futures	1/18/2019 - $18	17,888
1,325	United States Natural Gas Fund	1/18/2019 - $5	51,675
3,175	United States Natural Gas Fund	1/18/2019 - $6	222,250
200	United States Natural Gas Fund	1/19/2018 - $6	7,000
950	United States Natural Gas Fund	7/21/2017 - $6	7,600
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $961,958)		871,478

	CALL OPTIONS WRITTEN - (9.2) %
20	3M Co.	1/18/2019 - $220	11,400
50	3M Co.	1/18/2019 - $250	10,000
23	Accenture PLC	1/18/2019 - $135	15,065
15	Adobe Systems, Inc.	1/18/2019 - $140	20,812
242	Advanced Energy Industries, Inc.	10/20/2017 - $90	19,360
15	Aetna, Inc.	1/18/2019 - $150	12,637
25	Akamai Technologies Inc	1/18/2019 - $65	23,437
15	Alaska Air Group Inc	1/18/2019 - $130	6,225
12	Albemarle Corp.	1/18/2019 - $110	16,680
3	Alphabet, Inc.	1/18/2019 - $900	23,235
10	Altria Group, Inc.	1/18/2019 - $70	6,930
11	Altria Group, Inc.	1/18/2019 - $85	1,952
10	Altria Group, Inc.	1/19/2018 - $70	4,600
1	Altria Group, Inc.	4/21/2017 - $70	197
1	Altria Group, Inc.	6/16/2017 - $70	300
30	Amerisafe, Inc.	7/21/2017 - $66.75	6,300
15	Amgen, Inc.	1/18/2019 - $210	7,500
60	AMN Healthcare Services, Inc.	10/20/2017 - $45	16,200
60	Amphenol Corp.	7/21/2017 - $75	6,900
25	Aon PLC	10/21/2017 - $120	13,625
55	Applied Materials, Inc.	1/18/2019 - $40	30,937
20	Argan, Inc.	4/21/2017 - $75	600
5	Assurant, Inc.	9/15/2017 - $105	837

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (9.2) % (Continued)
35	AT&T, Inc.	1/18/2019 - $45	$ 5,110
10	Automatic Data Processing, Inc.	1/18/2019 - $110	6,750
20	Becton Dickinson and Co.	9/15/2017 - $190	10,800
380	CenturyLink, Inc.	7/21/2017 - $26	7,600
4	Charter Communications, Inc.	1/18/2019 - $350	16,080
10	Cigna Corp.	1/19/2018 - $180	4,200
10	Cintas Corp.	8/18/2017 - $130	3,800
100	Cisco Systems, Inc.	1/18/2019 - $40	12,000
5	Cooper Cos, Inc.	8/18/2017 - $220	1,750
50	Copart, Inc.	5/19/2017 - $30	14,150
125	Corning, Inc.	1/19/2018 - $30	12,375
25	Cooper-Standard Holdings Inc.	7/21/2017 - $115	11,000
5	Darden Restaurants Inc DRI US 01/19/18 C85	1/19/2018 - $85	2,525
10	Delta Air Lines, Inc.	1/18/2019 - $50	5,375
40	Delta Air Lines, Inc.	1/19/2018 - $50	11,640
1	Direxion Daily Small Cap Bear	1/18/2019 - $20	535
1	Direxion Daily Small Cap Bear	1/18/2019 - $25	430
10	Discover Financial Services	7/21/2017 - $70	2,450
30	Ebix, Inc.	9/15/2017 - $60	16,050
160	Eldorado Resorts, Inc.	6/16/2017 - $17.5	34,400
15	Electronic Arts, Inc.	1/18/2019 - $95	19,012
300	Encana Corp.	4/21/2017 - $13	1,800
36	Energy Select Sector SPDR Fund	4/21/2017 - $75	108
25	Equifax, Inc.	7/21/2017 - $135	15,750
10	Expeditors International of Washington, Inc.	11/17/2017 - $60	1,875
10	F5 Networks, Inc.	1/19/2018 - $160	7,860
40	Fabrinet	4/21/2017 - $50	200
15	Facebook, Inc.	1/18/2019 - $170	15,825
10	Fiserv, Inc.	9/15/2017 - $115	6,150
60	FNF Group	1/19/2018 - $40	11,550
10	Foot Locker, Inc.	1/19/2018 - $80	3,950
5	Fortune Brands Home & Security	9/15/2017 - $60	1,900
5	Garmin Ltd.	1/18/2019 - $70	800
14	General Dynamics Corp.	1/18/2019 - $210	14,420
10	Goodyear Tire & Rubber Co.	1/19/2018 - $35	4,100
30	Hasbro, Inc.	1/19/2018 - $110	12,900
330	Hawaiian Holdings, Inc.	4/21/2017 - $50	16,170
25	Hawaiian Holdings, Inc.	10/20/2017 - $50	9,500
20	Hershey Co.	1/19/2018 - $115	7,550
40	Hexcel Corp.	9/15/2017 - $55	12,800
10	Hormel Foods Corp.	1/19/2018 - $40	800
20	Huntington Ingalls Industries	9/15/2017 - $220	10,580
11	International Flavors & Fragra	8/18/2017 - $140	4,180
10	Intuit, Inc.	1/18/2019 - $130	8,000
10	iShares iBoxx $ High Yield Corporate Bond	4/21/2017 - $88	230
10	JetBlue Airways Corp.	1/18/2019 - $22	3,600
10	JetBlue Airways Corp.	1/19/2018 - $20	2,890
15	JM Smucker Co.	1/18/2019 - $145	9,375
25	Johnson & Johnson	4/21/2017 - $125	3,425
10	Kimberly-Clark Corp.	4/21/2017 - $140	200
15	Lam Research Corp.	1/18/2019 - $130	26,175
11	Lockheed Martin Corp.	1/18/2019 - $270	25,135
10	Lockheed Martin Corp.	1/19/2018 - $270	14,100
25	Masimo Corp.	9/15/2017 - $90	24,250
9	McDonald's Corp.	9/15/2017 - $130	3,870
430	Mechel PAO	4/21/2017 - $7.5	6,450
35	Medtronic PLC	1/18/2019 - $95	10,483

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (9.2) % (Continued)
45	Microsoft Corp.	1/18/2019 - $80	$ 11,475
11	Middleby Corp.	9/15/2017 - $155	4,015
25	Molson Coors Brewing Co.	1/18/2019 - $100	22,750
5	Nasdaq, Inc.	9/15/2017 - $75	513
5	NiSource, Inc.	10/20/2017 - $24	538
13	Northrop Grumman Corp.	1/18/2019 - $270	15,470
30	PepsiCo, Inc.	1/18/2019 - $125	8,775
130	Pfizer, Inc.	1/18/2019 - $42	7,540
10	Priceline Group, Inc.	1/18/2019 - $1,700	303,000
1	ProShares Short VIX Short-Term Futures	1/18/2019 - $120	5,655
6	ProShares Short VIX Short-Term Futures	1/18/2019 - $160	24,990
6	ProShares Short VIX Short-Term Futures	1/18/2019 - $220	16,650
10	ProShares Short VIX Short-Term Futures	1/19/2018 - $105	50,750
10	ProShares Short VIX Short-Term Futures	9/15/2017 - $115	38,775
10	ProShares Short VIX Short-Term Futures	9/15/2017 - $128	30,775
22	ProShares Short VIX Short-Term Futures	1/19/2018 - $200	27,478
23	ProShares Short VIX Short-Term Futures	1/19/2018 - $180	41,515
51	ProShares Short VIX Short-Term Futures	1/19/2018 - $190	75,225
276	ProShares Short VIX Short-Term Futures	1/18/2019 - $265	543,720
70	ProShares Ultra Bloomberg Crude Oil	1/19/2018 - $10	65,800
75	ProShares Ultra Bloomberg Crude Oil	1/19/2018 - $11	10,313
104	ProShares Ultra Bloomberg Crude Oil	1/19/2018 - $9	21,320
2	ProShares Ultra Bloomberg Crude Oil	1/18/2019 - $22	920
2	ProShares Ultra Bloomberg Crude Oil	1/18/2019 - $28	595
2	ProShares Ultra VIX Short-Term Futures	1/18/2019 - $50	870
5	ProShares Ultra VIX Short-Term Futures	6/16/2017 - $50	1,245
185	ProShares Ultra VIX Short-Term Futures	4/28/2017 - $26	12,025
300	ProShares Ultra VIX Short-Term Futures	4/28/2017 - $30	12,000
1,805	ProShares Ultra VIX Short-Term Futures	4/28/2017 - $26.5	96,568
6	Range Resources Corp.	1/18/2019 - $45	945
90	Reynolds American, Inc.	1/18/2019 - $70	6,525
25	S&P Global, Inc.	8/18/2017 - $130	16,875
5	SCANA Corp.	5/19/2017 - $70	213
5	Sherwin-Williams Co.	6/16/2017 - $310	5,450
25	Southwest Airlines Co.	1/18/2019 - $60	16,125
25	Southwest Airlines Co.	1/19/2018 - $60	7,750
10	Southwestern Energy Co.	1/18/2019 - $17	650
10	SPDR S&P 500 ETF Trust	12/20/2019 - $270	9,775
10	SPDR S&P 500 ETF Trust	12/20/2019 - $290	4,850
591	Straight Path Communications, Inc.	4/21/2017 - $31	295,500
20	Stryker Corp.	1/19/2018 - $135	15,240
11	Tesoro Corp.	1/18/2019 - $100	6,958
30	Thor Industries, Inc.	9/15/2017 - $120	4,050
5	Torchmark Corp.	8/18/2017 - $80	887
5	Total System Services, Inc.	8/18/2017 - $60	475
12	Transocean Ltd.	1/18/2019 - $20	1,260
10	Tyson Foods, Inc.	1/19/2018 - $62.5	5,400

CATALYST FUNDS
CATALYST MACRO STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (9.2) % (Continued)
10	United Continental Holdings, Inc.	9/15/2017 - $75	$ 4,625
10	United Rentals, Inc.	1/18/2019 - $125	29,650
50	Vantiv, Inc.	8/18/2017 - $70	7,000
60	Verizon Communications, Inc.	1/18/2019 - $52.5	11,610
20	Visa, Inc.	1/19/2018 - $90	12,100
50	Waste Connections, Inc.	9/15/2017 - $95	8,250
5	Zions Bancorporation	1/19/2018 - $50	680
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $2,858,812) (c)		2,676,820

	TOTAL WRITTEN OPTIONS - (Cost - $3,820,770)		3,548,298

LP - Limited Partnership
* Non-income producing security.
** Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.
^ Zero coupon bond.
+ All or a portion of security held as collateral for open options contracts.
(a) Each contract is equivalent to 100 shares of the underlying common stock.
(b) An affiliate of the Advisor.
(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $23,832,858 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 3,393,086
	Unrealized depreciation:		(2,082,196)
	Net unrealized appreciation:		$ 1,310,890

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 81.0% *
1,095,950	Fidelity Institutional Money Market Funds - Government Portfolio 0.60% +	$1,095,950
804,653	TCG Cash Reserve Money Market Fund 0.66% ^+	804,653
804,669	TCG Daily Liquidity Government Money Market Fund 0.66% ^+	804,669
804,659	TCG Liquid Assets Government Money Market Fund 0.66% ^+	804,659
804,660	TCG Liquidity Plus Government Money Market Fund 0.65 & ^+	804,660
804,677	TCG Ultra Money Market Fund 0.66% ^+	804,677
804,648	TCG US Government Advantage Money Market Fund 0.66% ^+	804,648
804,653	TCG US Government Max Money Market Fund 0.66% ^+	804,653
804,653	TCG US Government Premier Money Market Fund 0.66% ^+	804,653
804,635	TCG US Government Primary Liquidity Money Market Fund 0.66% ^+	804,635
804,679	TCG US Government Select Money Market Fund 0.66% ^+	804,679
	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,142,536)	9,142,536

	TOTAL INVESTMENTS - 81.0% (Cost - $9,142,536) (a)	$9,142,536
	OTHER ASSETS LESS LIABILITIES - 19.0%	2,146,999
	NET ASSETS - 100.0%	$11,289,535

^	An affiliate of the Advisor.

+	All or a portion of security held as collateral for open future contracts.

*	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $9,142,536 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Appreciation/(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 1.2%
131	3 MO Sterling (Short Sterling) Mar 2018	20,371,693	March-18	(5,708)
107	90 Day Bank Bill	81,242,375	March-18	12,225
6	Australian Dollar Future	458,160	June-17	3,780
62	Brent Crude Future	334,980	July-17	135,815
11	CAC40 10 Euro Future	601,842	April-17	18,494
2	Cattle Feeder Future	133,950	April-17	3,675
7	Copper Future	464,188	May-17	(15,400)
15	Cotton NO2 Future	579,975	May-17	(7,501)
13	Dollar Index Future	1,302,834	June-17	(21,017)
3	E-Mini Natural Gas	23,925	May-17	(75)
26	Euro CHF 3MO ICE	6,543,184	March-18	(6,583)
22	Euro STOXX 50	806,142	June-17	20,076
6	Euro BOBL Future	845,801	June-17	(1,358)
5	Euro-Bund Future	863,234	June-17	1,222
1	Gasoline RBOB Future	71,526	May-17	3,175
3	Hang Seng Index	465,760	April-17	1,728
7	Japan 10 Year Bond	9,440,546	June-17	27,555
9	Lean Hogs Future	265,500	August-17	(14,907)
9	Live Cattle Future	399,150	June-17	(8,534)
9	Live Cattle Future	384,300	August-17	5,146
4	Long Gilt Future	638,130	June-17	17,395
2	Mexican Peso Future	52,740	June-17	(100)
12	Mini-Hang Seng Index	372,608	April-17	7,368
18	Mini Wheat Future	76,770	May-17	(168)
36	MSCI SING IX ETS	900,064	April-17	9,687
6	Nasdaq 100 E-Mini	652,620	June-17	6,318
8	New Zealand Dollar Future	559,920	June-17	4,400
22	Nikkei 225 Mini Futures	373,346	June-17	1,771
12	NY Harbor ULSD Future	793,598	May-17	28,432
15	S&P E-Mini Future	1,769,438	June-17	6,115
1	Silver Future	91,280	May-17	1,055
2	Soybean Meal Future	61,680	May-17	(6,680)
6	SPI 200	669,172	June-17	15,328
39	Sugar #11	737,318	July-17	(167,362)
16	Sugar #11	306,611	October-17	(58,240)
5	US 5 YR Note	588,633	June-17	3,161
6	WTI Crude Future	309,960	August-17	(18,195)
87	WTI Crude Future	4,510,080	September-17	129,839
	NET UNREALIZED GAIN FROM OPEN LONG FUTURE CONTRACTS			131,932

CATALYST FUNDS
CATALYST/AUCTOS MULTI STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

		Underlying Face		Unrealized
Short Contracts		Amount at Value ($)	Maturity	Appreciation/(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - (0.9)%
92	10 YR Mini JGB Futures	12,403,446	June-17	(5,269)
71	3-Month Euro (Euribor)	19,027,241	March-18	(7,156)
35	90Day Euro$ Future	8,605,188	March-18	3,000
6	BP Currency Futures	470,850	June-17	(13,382)
62	Brent Crude Futures	3,346,760	August-17	(135,520)
2	Brent Crude Futures	107,060	June-17	(4,399)
6	C $ Futures	451,980	June-17	(4,350)
10	Canadian 10 Year Bond	1,029,655	June-17	610
4	CHF Currency Future	502,000	June-17	(5,650)
10	Cocoa Future	209,500	May-17	(9,693)
2	Coffe C Future	104,475	May-17	8,670
11	Corn Future	200,338	May-17	7,436
1	E-Mini Copper	33,150	May-17	(675)
1	E-Mini Crude Oil	25,300	May-17	(750)
4	Euro CHF 3MO ICE	502,000	June-17	1,062
1	Euro E-Mini Future	67,013	June-17	(894)
3	Euro FX Currency Future	402,075	June-17	(4,373)
73	Fed Fund 30Day	30,102,741	June-17	2,326
1	Gold 100oz Future	125,120	June-17	590
2	Japan Yen Currency Future	225,288	June-17	(6,169)
1	Japan Yen E-Mini Future	56,319	June-17	(1,519)
4	KC HRW Wheat Future	84,100	May-17	9,340
19	Lean Hogs Future	561,260	June-17	29,122
1	Low Sulfur Gasoline	47,100	May-17	(1,075)
14	Mill Wheat Euro	123,159	May-17	5,500
1	Mini Gold Future	40,226	June-17	164
10	Mini Soybean Future	94,600	May-17	2,251
5	Natural Gas Future	159,500	May-17	(3,010)
12	NY Harbor ULSD Future	796,774	June-17	(28,253)
3	Soybean Future	141,900	May-17	1,313
11	Soybean Oil Future	209,748	May-17	4,782
66	Sugar #11	1,238,899	May-17	297,557
6	US 10 YR Note	747,375	June-17	78
3	US Long Bond	452,531	June-17	(12,844)
13	Wheat Future	277,225	May-17	16,636
44	WTI Crude Future	2,262,480	July-17	(66,872)
8	WTI Crude Future	408,560	June-17	24,960
43	WTI Crude Future	2,175,800	May-17	(2,467)
	NET UNREALIZED GAIN FROM OPEN SHORT FUTURE CONTRACTS			101,077

+	All or a portion of this investment is a holding of the CAMFMSF Fund Limited CFC

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 98.6%
	AIRLINES - 4.4%
110,000	Alaska Air Group, Inc.	$10,144,200

	BANKS - 13.0%
100,000	Cullen/Frost Bankers, Inc.	8,897,000
42,000	Goldman Sachs Group, Inc.	9,648,240
200,000	SunTrust Banks, Inc.	11,060,000
		29,605,240
	BUILDING MATERIALS - 7.0%
90,000	Eagle Materials, Inc.	8,742,600
33,600	Martin Marietta Materials, Inc.	7,333,200
		16,075,800
	CHEMICALS - 1.9%
55,000	El du Pont de Nemours & Co.	4,418,150

	COMMERCIAL SERVICES - 6.0%
63,420	Brink’s Co.	3,389,799
55,000	MarketAxess Holdings, Inc.	10,311,950
		13,701,749
	COMPUTERS - 10.1%
50,000	Apple, Inc.	7,183,000
140,000	Computer Sciences Corp.	9,661,400
120,000	Leidos Holdings, Inc.	6,136,800
		22,981,200
	ELECTRONICS - 4.3%
365,000	Corning, Inc.	9,855,000

	ENVIRONMENTAL CONTROL - 4.6%
143,000	Waste Management, Inc.	10,427,560

	HAND/MACHINE TOOLS - 2.5%
65,000	Lincoln Electric Holdings, Inc.	5,645,900

	INSURANCE - 4.5%
71,000	RenaissanceRe Holdings Ltd.	10,270,150

	INTERNET - 4.9%
12,500	Amazon.com, Inc. *	11,081,750

	LODGING - 4.9%
120,000	Marriott International, Inc.	11,301,600

	MACHINERY-DIVERSIFIED - 4.6%
85,000	IDEX Corp.	7,948,350
20,000	Nordson Corp.	2,456,800
		10,405,150
	RETAIL - 3.1%
25,000	Ulta Salon Cosmetics & Fragrance, Inc. *	7,130,750

	SEMICONDUCTORS - 10.0%
60,000	KLA-Tencor Corp.	5,704,200
137,000	Microchip Technology, Inc.	10,107,860
63,500	NVIDIA Corp.	6,917,055
		22,729,115
	SHIPBUILDING - 4.2%
48,000	Huntington Ingalls Industries, Inc.	9,611,520

CATALYST FUNDS
CATALYST DYNAMIC ALPHA FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	COMMON STOCK - 98.6% (Continued)
	SOFTWARE - 8.6%
36,000	NetEase, Inc. - ADR	$10,224,000
177,000	PTC, Inc. *	9,301,350
		19,525,350

	TOTAL COMMON STOCK (Cost - $193,650,997)	224,910,184

	SHORT-TERM INVESTMENTS - 2.2%
5,033,138	Federated Treasury Obligations Fund, Institutional Class, 0.57% **	5,033,138
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,033,138)	5,033,138

	TOTAL INVESTMENTS - 100.8% (Cost - $198,684,135) (a)	$229,943,322
	LIABILITIES LESS OTHER ASSETS - (0.8)%	(1,716,294)
	NET ASSETS - 100.0%	$228,227,028

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

ADR - American Depositary Receipt.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $198,684,135 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$32,450,739
Unrealized depreciation:	(1,191,552)
Net unrealized appreciation:	$31,259,187

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 97.8%
	AIRLINES - 3.0%
8,250	Boeing Co.	$282,563

	APPAREL - 3.1%
5,200	VF Corp.	285,844

	AUTO MANUFACTURERS - 3.5%
16,000	Wabash National Corp.	331,040

	BUILDING MATERIALS - 9.6%
11,400	Continental Building Products, Inc. *	279,300
3,700	Masonite International Corp. *	293,225
4,700	Trex Co, Inc. *	326,133
		898,658
	CHEMCIALS - 3.5%
10,000	Axalta Coating Systems Ltd. *	322,000

	COMMERCIAL SERVICES - 3.2%
14,700	Western Union Co.	299,145

	COMPUTERS - 3.2%
12,000	Genpact Ltd.	297,120

	ELECTRONICS - 6.7%
7,100	Avnet, Inc.	324,896
8,250	FLIR Systems, Inc.	299,310
		624,206
	FOOD - 3.4%
5,500	Campbell Soup Co.	314,820

	HEALTHCARE-PRODUCTS - 3.4%
1,600	Cooper Cos, Inc.	319,824

	HEALTHCARE-SERVICES - 6.6%
2,450	Aetna, Inc.	312,498
2,050	Cigna Corp.	300,305
		612,803
	INSURANCE - 9.7%
2,450	Aon PLC	290,790
7,900	Assured Guaranty Ltd.	293,169
8,000	XL Group Ltd.	318,880
		902,839
	MACHINERY - CONSTRUCTION & MINING - 3.4%
10,250	Terex Corp.	321,850

	MEDIA - 3.2%
1,800	FactSet Research Systems, Inc. *	296,838

	PACKAGING - 3.2%
6,900	Sealed Air Corp.	300,702

	PHARMACEUTICALS - 2.9%
6,100	Mallinckrodt PLC *	271,877

CATALYST FUNDS
CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	COMMON STOCK - 97.8% (Continued)
	RETAIL - 19.9%
425	AutoZone, Inc. *	$307,296
33,500	Barnes & Noble, Inc.	309,875
5,900	Big Lots, Inc.	287,212
2,650	Casey’s General Stores, Inc.	297,462
2,700	Children’s Place, Inc.	324,135
3,200	PVH Corp.	331,104
		1,857,084
	SOFTWARE - 3.2%
7,750	Black Knight Financial Services, Inc. *	296,825

	TELECOMMUNICATIONS - 3.1%
11,000	ARRIS International PLC *	290,950

	TOTAL COMMON STOCK (Cost - $9,216,631)	9,126,988

	SHORT-TERM INVESTMENTS - 1.4%
127,704	Fidelity Investments Money Market Funds - Government Portfolio, 0.60% (a) **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $127,704)	127,704

	TOTAL INVESTMENTS - 99.2% (Cost - $9,344,335) (b)	$9,254,692
	OTHER ASSETS LESS LIABILITIES - 0.8%	74,764
	NET ASSETS - 100.0%	$9,329,456

PLC - Public Limited Company

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $9,344,335 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$101,474
Unrealized depreciation:	(191,117)
Net unrealized depreciation:	$(89,643)

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 90.2%
	BANKS - 3.4%
3,000	JPMorgan Chase & Co.	$263,520

	BIOTECHNOLOGY - 4.6%
2,150	Amgen, Inc.	352,751

	BUILDING MATERIALS - 2.8%
5,100	Johnson Controls International PLC	214,812

	CHEMICALS - 2.6%
132	AdvanSix, Inc. *	3,606
2,400	Eastman Chemical Co.	193,920
		197,526
	DIVERSIFIED FINANCIAL SERVICES - 9.3%
600	BlackRock, Inc.	230,106
4,450	Intercontinental Exchange, Inc.	266,422
3,300	T Rowe Price Group, Inc.	224,895
		721,423
	ELECTRONICS - 3.7%
2,300	Honeywell International, Inc.	287,201

	HEALTHCARE-PRODUCTS - 3.2%
5,500	Abbott Laboratories	244,255

	HEALTHCARE-SERVICES - 3.0%
1,400	UnitedHealth Group, Inc.	229,614

	HOME FURNISHINGS - 2.9%
1,300	Whirlpool Corp.	222,729

	INSURANCE - 2.7%
4,000	MetLife, Inc.	211,280

	INTERNET - 1.5%
2,000	CDW Corp.	115,420

	LEISURE TIME - 2.3%
1,800	LCI Industries *	179,640

	MEDIA - 3.2%
2,500	Time Warner, Inc.	244,275

	PHARMACEUTICALS - 9.2%
3,800	AbbVie, Inc.	247,608
1,500	McKesson Corp.	222,390
1,400	Shire PLC - ADR	243,922
		713,920

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	COMMON STOCK - 90.2% (Continued)
	PIPELINES - 5.7%
8,100	Enterprise Products Partners LP	$223,641
6,100	MPLX LP	220,088
		443,729
	REITS - 9.1%
5,200	DuPont Fabros Technology, Inc.	257,868
8,500	Starwood Property Trust, Inc.	191,930
3,900	Ventas, Inc.	253,656
		703,454
	RETAIL - 3.9%
2,600	CVS Health Corp.	204,100
1,700	Starbucks Corp.	99,263
		303,363
	SEMICONDUCTORS - 3.4%
1,200	Broadcom Ltd.	262,752

	SOFTWARE - 3.1%
850	NetEase, Inc. - ADR	241,400

	TELECOMMUNICATIONS - 3.5%
8,000	Cisco Systems, Inc.	270,400

	TRANSPORTATION - 7.1%
5,000	Expeditors International of Washington, Inc.	282,450
1,350	FedEx Corp.	263,452
		545,902

	TOTAL COMMON STOCK (Cost - $6,151,746)	6,969,366

	SHORT-TERM INVESTMENTS - 9.8%
754,241	Fidelity Institutional Money Market Portfolio, 1.06% *	754,241
	TOTAL SHORT-TERM INVESTMENTS (Cost - $754,241)

	TOTAL INVESTMENTS - 100.0% (Cost - $6,905,987) (a)	$7,723,607
	LIABILITIES LESS OTHER ASSETS - (0.0)%	(1,841)
	NET ASSETS - 100.0%	$7,721,766

ADR - American Deporitory Receipt

PLC - Public Liability Company

*	Non-income producing security.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $6,905,970 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$995,867
Unrealized depreciation:	(178,230)
Net unrealized appreciation:	$817,637

CATALYST FUNDS
CATALYST EXCEED DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS PURCHASED - 12.9% *
9	SPDR S&P 500 ETF Trust	06/16/2017-$205.00	$28,566
1	SPDR S&P 500 ETF Trust	06/16/2017-$210.00	2,755
3	SPDR S&P 500 ETF Trust	09/15/2017-$215.00	7,084
8	SPDR S&P 500 ETF Trust	09/15/2017-$220.00	15,792
11	SPDR S&P 500 ETF Trust	12/29/2017-$225.00	19,261
6	SPDR S&P 500 ETF Trust	03/16/2018-$237.00	6,972
3	SPDR S&P 500 ETF Trust	03/16/2018-$238.00	3,306
1	SPDR S&P 500 ETF Trust	06/15/2018-$238.00	1,300
	TOTAL CALL OPTIONS PURCHASED (Cost - $74,346)		85,036

Shares
	EXCHANGE TRADED FUNDS - 60.7%
	EQUITY FUNDS - 60.7%
1,500	iShares 1-3 Year Credit Bond ETF		157,845
4,000	SPDR Bloomberg Barclays Short-Term Corporate Bond ETF		122,440
1,500	Vanguard Short-Term Corporate Bond ETF		119,610
	TOTAL EXCHANGE TRADED FUNDS (Cost - $399,297)		399,895

	SHORT-TERM INVESTMENTS - 45.1%
297,217	Federated Government Obligations Fund, Institutional Class, 0.60%** +		297,217
	TOTAL SHORT-TERM INVESTMENTS (Cost - $297,217)		297,217

	TOTAL INVESTMENTS - 118.7% (Cost - $770,860) (b)		$782,148
	OPTIONS WRITTEN (6.5)% (Proceeds - $42,521) (b)		(43,279)
	LIABILITIES LESS OTHER ASSETS - (12.2)%		(80,154)
	NET ASSETS - 100.0%		$658,715

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (5.3)% *
2	SPDR S&P 500 ETF Trust	06/16/2017-$220.00	$3,620
8	SPDR S&P 500 ETF Trust	06/16/2017-$225.00	10,640
9	SPDR S&P 500 ETF Trust	09/15/2017-$235.00	7,659
2	SPDR S&P 500 ETF Trust	09/15/2017-$240.00	1,062
1	SPDR S&P 500 ETF Trust	12/29/2017-$241.00	737
10	SPDR S&P 500 ETF Trust	12/29/2017-$242.00	6,865
6	SPDR S&P 500 ETF Trust	03/16/2018-$250.00	3,186
3	SPDR S&P 500 ETF Trust	03/16/2018-$255.00	1,062
1	SPDR S&P 500 ETF Trust	06/15/2018-$260.00	382
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $29,720) (b)		35,213

	PUT OPTIONS WRITTEN - (1.2)% *
7	SPDR S&P 500 ETF Trust	06/16/2017-$185.00	133
5	SPDR S&P 500 ETF Trust	09/15/2017-$195.00	580
2	SPDR S&P 500 ETF Trust	09/15/2017-$200.00	298
7	SPDR S&P 500 ETF Trust	12/29/2017-$202.00	2,289
3	SPDR S&P 500 ETF Trust	03/16/2018-$213.00	1,945
3	SPDR S&P 500 ETF Trust	03/16/2018-$214.00	1,971
1	SPDR S&P 500 ETF Trust	06/15/2018-$214.00	850
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $12,801) (b)		8,066

	TOTAL OPTIONS WRITTEN (Premiums Received - $42,521) (b)		$43,279

ETF - Exchange Traded Funds

*	Non income producing security.

+	All or a portion of this security is segregated as collateral for options written.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call and put options written, is $758,295 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$17,922
Unrealized depreciation:	(37,348)
Net unrealized depreciation:	$(19,426)

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 99.6%
	ADVERTISING - 7.8%
168,054	Interpublic Group of Cos., Inc	$4,129,087
46,340	Omnicom Group, Inc.	3,994,971
		8,124,058
	AEROSPACE/DEFENSE - 8.3%
25,343	Boeing Co.	4,482,163
15,570	Lockheed Martin Corp.	4,166,532
		8,648,695
	AIRLINES - 4.0%
44,759	Alaska Air Group, Inc.	4,127,675

	BIOTECHNOLOGY - 3.5%
53,272	Gilead Sciences, Inc.	3,618,234

	COMMERCIAL SERVICES - 7.2%
79,777	Robert Half International, Inc.	3,895,511
179,042	Western Union Co.	3,643,505
		7,539,016
	COMPUTERS - 4.0%
23,758	International Business Machines Corp.	4,137,218

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.0%
70,094	Emerson Electric Co.	4,195,827

	ELECTRONICS - 4.0%
196,265	Gentex Corp.	4,186,332

	HOUSEHOLD PRODUCTS/WARES - 4.3%
89,579	Church & Dwight Co., Inc.	4,467,305

	LODGING - 4.3%
48,248	Marriott International, Inc.	4,543,997

	MACHINERY-DIVERSIFIED - 4.2%
28,628	Cummins, Inc.	4,328,554

	MEDIA - 4.1%
55,195	Scripps Networks Interactive, Inc.	4,325,632

	RETAIL - 23.9%
93,067	Best Buy Co., Inc.	4,574,243
49,254	CVS Health Corp.	3,866,439
55,334	Foot Locker, Inc.	4,139,536
41,641	Genuine Parts Co.	3,848,045
29,480	Home Depot, Inc.	4,328,548
57,809	Wal-Mart Stores, Inc.	4,166,873
		24,923,684
	SEMICONDUCTORS - 4.2%
54,000	Texas Instruments, Inc.	4,350,240

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	COMMON STOCK - 99.6% (Continued)
	TRANSPORTATION - 11.8%
54,245	CH Robinson Worldwide, Inc.	$4,192,596
74,813	Expeditors International of Washington, Inc.	4,226,186
35,974	United Parcel Service, Inc.	3,860,010
		12,278,792

	TOTAL COMMON STOCK (Cost - $90,713,629)	103,795,259

	SHORT-TERM INVESTMENTS - 0.5%
544,277	Federated Government Obligations Fund, Institutional Class, 0.60% *	544,277
	TOTAL SHORT-TERM INVESTMENTS (Cost - $544,277)	544,277

	TOTAL INVESTMENTS - 100.1% (Cost - $91,257,906) (a)	$104,339,536
	LIABILITIES LESS OTHER ASSETS - (0.1)%	(97,879)
	NET ASSETS - 100.0%	$104,241,657

*	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $92,064,116 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$14,490,374
Unrealized depreciation:	(2,214,954)
Net unrealized appreciation:	$12,275,420

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 94.5%
	AEROSPACE/DEFENSE - 3.2%
145,000	Kratos Defense & Security Solutions, Inc. *	$1,128,100

	AGRICULTURE - 9.2%
14,000	Bunge Ltd.	1,109,640
23,500	Imperial Brands PLC - ADR	1,160,900
29,000	Swedish Match AB	946,821
		3,217,361
	BEVERAGES - 6.7%
145,668	C&C Group PLC	567,110
8,000	Diageo PLC - ADR	924,640
500,000	Marston’s PLC	839,052
		2,330,802
	COMPUTERS - 2.1%
39,500	VeriFone Systems, Inc. *	739,835

	DIVERSIFIED FINANCIAL SERVICES - 2.0%
74,028	JSE Ltd.	711,420

	ENVIRONMENTAL CONTROL - 3.5%
30,200	Tetra Tech, Inc.	1,233,670

	FOOD - 11.6%
19,000	Campbell Soup Co.	1,087,560
113,000	GrainCorp Ltd.	783,577
13,550	Nestle SA - ADR	1,041,995
28,307	Snyder’s-Lance, Inc.	1,141,055
		4,054,187
	HEALTHCARE-PRODUCTS - 2.7%
690,000	Asaleo Care Ltd.	926,405

	HOUSEHOLD PRODUCTS/WARES - 2.3%
43,000	Reckitt Benckiser Group PLC - ADR	800,015

	INTERNET - 6.3%
34,000	eBay, Inc. *	1,141,380
35,000	Symantec Corp. +	1,073,800
		2,215,180
	INVESTMENT COMPANIES - 1.7%
8,175	Pargesa Holding SA	578,241

	MEDIA - 3.4%
28,500	Discovery Communications, Inc. *	806,835
20,000	Vivendi SA	389,851
		1,196,686
	OIL & GAS - 2.1%
8,700	Exxon Mobil Corp.	713,487

CATALYST FUNDS
CATALYST/MAP GLOBAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares			Value
	COMMON STOCK - 94.5% (Continued)
	PHARMACEUTICALS - 10.8%
9,800	Johnson & Johnson		$1,220,590
14,850	Novartis AG - ADR		1,102,909
31,900	Sanofi - ADR		1,443,475
			3,766,974
	RETAIL - 7.6%
21,000	Bob Evans Farms, Inc.		1,362,270
95,500	Wendy’s Co.		1,299,755
			2,662,025
	SEMICONDUCTORS - 4.3%
52,500	Micron Technology, Inc. *		1,517,250

	SOFTWARE - 3.6%
19,000	Microsoft Corp.		1,251,340

	TELECOMMUNICATIONS - 11.4%
32,500	Cisco Systems, Inc. +		1,098,500
125,000	Nokia OYJ - ADR		677,500
70,000	Orange SA - ADR		1,087,800
42,700	Vodafone Group PLC - ADR		1,128,561
			3,992,361

	TOTAL COMMON STOCK (Cost - $28,705,638)		33,035,339

	MUTUAL FUND - 2.9%
	CLOSED-END FUND - 2.9%
78,000	Central Fund of Canada Ltd.		1,003,080
	TOTAL MUTUAL FUND (Cost - $1,060,088)		1,003,080

	SHORT-TERM INVESTMENTS - 2.6%
909,512	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.60% **		909,512
	TOTAL SHORT-TERM INVESTMENTS (Cost - $909,512)		909,512

	TOTAL INVESTMENTS - 100.0% (Cost - $30,675,238) (b)		$34,947,931
	OTHER ASSETS LESS LIABILITIES - 0.0%		5,702
	NET ASSETS - 100.0%		$34,953,633

Contracts (a)		Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - (0.2)% *
85	Cisco Systems, Inc.	07/21/2017-$35.00	$4,760
350	Symantec Corp.	07/21/2017-$30.00	72,275
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $53,075) (b)		$77,035

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

ADR - American Depositary Receipt.

PLC - Public Liability Company.

(a)	One contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $30,603,013 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$5,403,007
Unrealized depreciation:	(1,135,124)
Net unrealized appreciation:	$4,267,883

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 61.9%
	AEROSPACE/DEFENSE - 0.6%
17,000	Kratos Defense & Security Solutions, Inc. * +	$132,260

	AGRICULTURE - 6.0%
4,100	Bunge Ltd.	324,966
13,600	Imperial Brands PLC - ADR	671,840
14,000	Swedish Match AB	457,086
		1,453,892
	BEVERAGES - 5.3%
112,500	C&C Group PLC	437,981
5,200	Diageo PLC - ADR	601,016
153,649	Marston’s PLC	257,839
		1,296,836
	CLOSED-END FUNDS - 1.2%
23,500	Central Fund of Canada Ltd.	302,210

	DIVERSIFIED FINANCIAL SERVICES - 1.5%
37,010	JSE Ltd.	355,671

	ENVIRONMENTAL CONTROL - 2.4%
14,271	Tetra Tech, Inc.	582,970

	FOOD - 6.3%
7,800	Campbell Soup Co.	446,472
8,050	Nestle SA - ADR	619,045
11,564	Snyder’s-Lance, Inc.	466,145
		1,531,662
	HEALTHCARE-PRODUCTS - 2.5%
460,000	Asaleo Care Ltd.	617,604

	HOUSEHOLD PRODUCT/WARES - 1.3%
17,000	Reckitt Benckiser Group PLC - ADR	316,285

	INTERNET - 1.9%
15,000	Symantec Corp. +	460,200

	INVESTMENT COMPANIES - 2.1%
7,357	Pargesa Holding SA	520,381

	MEDIA - 2.5%
13,000	Discovery Communications, Inc. *	368,030
12,800	Vivendi SA	249,505
		617,535
	OIL & GAS - 1.5%
4,500	Exxon Mobil Corp.	369,045

	PHARMACEUTICALS - 8.3%
6,300	Johnson & Johnson	784,665
8,525	Novartis AG - ADR	633,152
13,500	Sanofi - ADR	610,875
		2,028,692

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	COMMON STOCK - 61.9% (Continued)
	RETAIL - 6.7%
13,800	Bob Evans Farms, Inc.	$895,206
54,400	Wendy’s Co.	740,384
		1,635,590
	SEMICONDUCTORS - 2.6%
21,700	Micron Technology, Inc. * +	627,130

	SOFTWARE - 0.7%
2,400	Microsoft Corp.	158,064

	TELECOMMUNICATIONS - 8.5%
20,400	Cisco Systems, Inc.	689,520
37,500	Orange SA - ADR	582,750
29,890	Vodafone Group PLC - ADR	789,993
		2,062,263

	TOTAL COMMON STOCK (Cost - $13,314,071)	15,068,290

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 31.8%
	AIRLINES - 2.4%
$191,000	American Airlines Group, Inc.	6.125	6/1/2018	$197,685
367,000	United Continental Holdings, Inc.	6.375	6/1/2018	383,515
				581,200
	BEVERAGES - 1.2%
289,000	Constellation Brands, Inc.	7.250	5/15/2017	290,606

	CHEMICALS - 0.5%
110,000	CF Industries, Inc.	6.875	5/1/2018	114,675

	COMPUTERS - 2.2%
426,000	EMC Corp.	1.875	6/1/2018	421,906
112,000	Unisys Corp.	6.250	8/15/2017	113,187
				535,093
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
419,000	Aircastle Ltd.	6.750	4/15/2017	419,503
146,000	CIT Group, Inc.	5.000	5/15/2017	146,467
				565,970
	ELECTRIC - 0.4%
100,000	NRG Energy, Inc.	7.625	1/15/2018	103,250

	ENTERTAINMENT - 2.2%
486,000	International Game Technology	7.500	6/15/2019	527,310

	FOOD - 0.8%
100,000	Dean Holding Co.	6.900	10/15/2017	101,750
85,000	Safeway, Inc.	6.350	8/15/2017	85,850
				187,600
	HEALTHCARE-SERVICES - 1.5%
337,000	Tenet Healthcare Corp.	6.250	11/1/2018	353,639

	IRON/STEEL - 3.6%
302,000	Commercial Metals Co.	6.500	7/15/2017	305,020
571,000	United States Steel Corp.	7.000	2/1/2018	580,993
				886,013

CATALYST FUNDS
CATALYST/MAP GLOBAL BALANCED FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 31.8% (Continued)
	MACHINERY-DIVERSIFIED - 0.4%
$92,000	CNH Industrial Capital LLC	3.625	4/15/2018	$93,035

	MEDIA - 1.6%
375,000	Cablevision Systems Corp.	8.625	9/15/2017	385,312

	MINING - 2.6%
289,000	Freeport-McMoRan, Inc.	2.300	11/14/2017	287,555
258,000	Freeport-McMoRan, Inc.	2.375	3/15/2018	256,065
100,000	Teck Resources Ltd.	2.500	2/1/2018	99,375
				642,995
	OIL & GAS - 2.5%
375,000	Southwestern Energy Co.	7.500	2/1/2018	390,938
200,000	Transocean, Inc.	6.000	3/15/2018	204,000
				594,938
	OIL & GAS SERVICES - 0.9%
239,000	CGG SA	7.750	5/15/2017	227,050

	PIPELINES - 0.5%
125,000	Kinder Morgan, Inc.	7.000	6/15/2017	126,340

	RETAIL - 4.5%
530,000	JC Penney Corp., Inc.	5.750	2/15/2018	540,600
562,000	JC Penney Corp., Inc.	7.950	4/1/2017	562,000
				1,102,600
	TELECOMMUNICATIONS - 1.7%
194,000	Anixter, Inc.	5.625	5/1/2019	203,458
205,000	Sprint Communications, Inc.	8.375	8/15/2017	209,510
				412,968

	TOTAL CORPORATE BONDS (Cost - $7,756,764)			7,730,594

Shares
	SHORT-TERM INVESTMENTS - 6.2%
1,512,878	Fidelity Prime Money Market Portfolio, Class I, 0.60% **			1,512,878
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,512,878)			1,512,878

	TOTAL INVESTMENTS - 99.9% (Cost - $22,853,713) (b)			$24,311,762
	OTHER ASSETS LESS LIABILITIES - 0.1%			24,736
	NET ASSETS - 100.0%			$24,336,498

Contracts (a)		Expiration Date - Exercise Price		Value
	CALL OPTIONS WRITTEN - (0.6)% *
110	Kratos Defense & Security Solutions, Inc.	05/19/2017-$7.50		$9,350
217	Micron Technology, Inc.	07/21/2017-$25.00		109,585
150	Symantec Corp.	07/21/2017-$30.00		30,975
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - ($70,964) (b)			$149,910

ADR - American Depositary Receipt

PLC - Public Liability Company

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for and is subject to call options written.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $22,495,273 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,228,140
Unrealized depreciation:	(561,561)
Net unrealized appreciation:	$1,666,579

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 54.2%
	EQUITY FUNDS - 54.2%
155,829	iShares China Large-Cap ETF	$5,997,858
372,552	iShares Core S&P Mid-Cap ETF	63,788,354
26,463	iShares MSCI All Peru Capped ETF	901,859
267,584	iShares MSCI Australia ETF	6,050,074
38,417	iShares MSCI Austria Capped ETF	698,037
115,841	iShares MSCI Belgium Capped ETF	2,173,177
161,654	iShares MSCI Brazil Capped ETF	6,055,559
216,962	iShares MSCI Canada ETF	5,831,939
87,306	iShares MSCI Chile Capped ETF	3,803,049
157,874	iShares MSCI France ETF	4,185,240
161,023	iShares MSCI Germany ETF	4,629,411
266,115	iShares MSCI Hong Kong ETF	5,921,059
20,745	iShares MSCI Israel Capped ETF	1,063,181
173,409	iShares MSCI Italy Capped ETF	4,463,548
118,770	iShares MSCI Japan ETF	6,116,655
118,189	iShares MSCI Malaysia ETF	3,602,401
122,233	iShares MSCI Mexico Capped ETF	6,254,663
115,461	iShares MSCI Netherlands ETF	3,095,509
276,482	iShares MSCI Singapore Capped ETF	6,306,554
85,886	iShares MSCI South Africa ETF	4,740,048
97,287	iShares MSCI South Korea Capped ETF	6,019,147
146,062	iShares MSCI Spain Capped ETF	4,441,745
121,628	iShares MSCI Sweden Capped ETF	3,839,796
138,095	iShares MSCI Switzerland Capped ETF	4,416,278
178,083	iShares MSCI Taiwan Capped ETF	5,917,698
47,360	iShares MSCI Thailand Capped ETF	3,693,606
99,253	iShares MSCI Turkey ETF	3,553,257
141,459	iShares MSCI United Kingdom ETF	4,604,491
1,169,603	iShares Russell 1000 ETF	153,510,394
988,022	iShares Russell 2000 ETF	135,833,265
397,566	iShares Russell Mid-Cap ETF	74,416,404
398,527	Schwab U.S. REIT ETF	16,251,931
286,889	VanEck Vectors Russia ETF	5,929,996
644,553	Vanguard FTSE Emerging Markets ETF	25,601,645
89,320	Vanguard FTSE Europe ETF	4,606,232
535,170	Vanguard Large-Cap ETF	57,846,525
958,208	Vanguard Mid-Cap ETF	133,420,882
626,941	Vanguard REIT ETF	51,779,057
1,081,904	Vanguard Small-Cap ETF	144,196,165
253,306	WisdomTree India Earnings Fund	6,112,274
	TOTAL EXCHANGE TRADED FUNDS (Cost - $932,723,269)	991,668,963

	SHORT-TERM INVESTMENTS - 36.5%
	MONEY MARKET FUND - 10.8%
219,792,793	Fidelity Institutional Government Portfolio, Institutional Class, 0.60% ** + (Cost - $196,893,575)	219,792,793

Principal
	UNITED STATES GOVERNMENT SECURITIES - 25.7%
$118,295,000	United States Treasury Note, 0.875%, 05/15/2017 + ^	$118,324,160
115,485,000	United States Treasury Note, 0.875%, 08/15/2017 + ^	115,488,811
119,095,000	United States Treasury Note, 0.875%, 11/15/2017 + ^	119,046,112
119,935,000	United States Treasury Note, 1.000%, 02/15/2018 + ^	119,883,428
	TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $473,070,420)	472,742,511

	TOTAL SHORT-TERM INVESTMENTS (Cost - $692,863,213)	692,535,304

	TOTAL INVESTMENTS - 90.17% (Cost - $1,625,586,482) (a)	$1,684,204,267
	OTHER ASSETS LESS LIABILITIES - 6.2%	143,926,413
	NET ASSETS - 100.0%	$1,828,130,680

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC.

^	All or a portion of this security is segregated as collateral for futures contracts.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures and forward exchange contracts, is $1,075,769,309 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$60,061,228
Unrealized depreciation:	(1,443,443)
Net unrealized appreciation:	$58,617,785

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - 1.3%
616	90 Day Euro$Future	151,613,000	December-17	(33,025)
785	90 Day Euro$Future	193,002,063	March-18	(76,500)
791	90 Day Euro$Future	194,230,050	June-18	101,163
779	90 Day Euro$Future	191,069,225	September-18	(13,000)
73	90 Day Euro$Future	17,883,175	December-18	9,550
67	90 Day Euro$Future	16,400,763	March-19	14,112
14	90 Day Euro$Future	3,424,400	June-19	(838)
469	90 Day Sterling Future	72,904,439	June-18	(21,117)
580	90 Day Sterling Future	90,113,679	September-18	3,626
462	90 Day Sterling Future	71,744,100	December-18	(20,007)
164	Amsterdam Index Future	18,073,855	April-17	261,002
486	Australian 10Yr Bond Future	47,621,449	June-17	882,314
2,699	Australian 3Yr Bond Future	230,076,658	June-17	1,282,289
10	Brent Crude Future +	537,900	July-17	4,450
125	Brent Crude Future +	6,691,250	June-17	256,190
21	Brent Crude Future +	1,133,580	August-17	12,580
11	Brent Crude Future +	594,990	September-17	5,140
922	CAC40 10 Euro Future	50,445,229	April-17	1,193,928
1,118	Canadian 10 Year Bond Future	115,115,493	June-17	557,298
45	Cocoa Future +	942,750	May-17	27,290
186	Dax Index Future	61,319,628	June-17	1,641,398
862	DJIA Mini Future	88,803,240	June-17	(36,580)
333	Euro Buxl 30 Year Bond Future	60,034,355	June-17	570,926
6,110	Euro-Bobl Future	861,306,476	June-17	606,071
330	Euro-BTP Italian Government Bond Future	46,127,232	June-17	700,288
2,230	Euro Bond Future	385,002,277	June-17	2,001,053
428	Euro-OAT Future	67,310,118	June-17	704,149
7,405	Euro-Schatz Future	888,982,392	June-17	(103,944)
43	FTSE 100 Index Future	3,911,989	June-17	14,424
415	Gasoline RBOB Future +	29,683,290	May-17	1,034,233
117	Gasoline RBOB Future +	8,337,092	June-17	288,947
11	Gasoline RBOB Future +	778,562	July-17	15,254
682	Hang Sang Index Future	105,882,424	April-17	(1,133,790)
523	H-Shares Index Future	34,617,590	April-17	(533,507)
341	IBEX 35 Index Future	37,977,205	April-17	1,090,998
341	Japan 10 Year Bond Future	459,876,938	June-17	688,414
1,045	KOSPI2 Index Future	65,793,148	June-17	108,289
7	Lean Hog Future +	206,780	June-17	1,180
93	LME Copper Future +	13,576,256	June-17	(341,131)
47	LME Lead Future +	2,749,500	June-17	(78,304)

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

		Underlying Face		Unrealized
Long Contracts		Amount at Value ($)	Maturity	Gain / (Loss)
	OPEN LONG FUTURES CONTRACTS - 1.3% (Continued)
331	LME PRI Aluminum Future +	16,254,169	June-17	459,922
132	LME Zinc Future +	9,144,300	June-17	(234,049)
1,473	Long Gilt Future	234,991,241	June-17	1,725,634
339	Low Sulfur Gasoline G Future +	15,966,900	May-17	41,375
102	Low Sulfur Gasoline G Future +	4,816,950	June-17	9,625
168	MSCI Taiwan Index Future	6,093,360	April-17	(75,600)
98	Natural Gas Future +	3,249,680	July-17	150
229	Natural Gas Future +	7,632,570	August-17	174,210
512	Nikkei 225 Future	43,419,802	June-17	(118,684)
942	Russell 2000 Mini Future	65,205,240	June-17	1,459,660
432	S&P/TSX 60 Index Future	59,090,053	June-17	37,868
992	S&P 500 E-mini Future	117,016,320	June-17	627,683
381	SPI 200 Future	42,492,423	June-17	662,592
3	TOPIX Index Future	407,195	June-17	(4,442)
705	US 10 Year Note (CBT) Future	87,816,563	June-17	905,139
1,284	US 2 Year Note (CBT) Future	277,925,814	June-17	537,315
1,181	US 5 Year Note (CBT) Future	139,035,071	June-17	806,409
576	US Long Bond(CBT) Future	86,886,000	June-17	906,469
414	US Ultra Bond (CBT) Future	66,498,750	June-17	48,625
	Net Unrealized Gain From Open Long Futures Contracts			$19,654,714

(Short) Contracts
	OPEN SHORT FUTURES CONTRACTS - 0.2%
(616)	CBOE VIX Future	(8,177,400)	April-17	298,225
(239)	Coffee ‘C’ Future +	(12,484,763)	May-17	409,331
(27)	Copper Future +	(1,790,438)	May-17	(138)
(3,032)	Corn Future +	(55,220,300)	May-17	(88,325)
(144)	Cotton Future +	(5,567,760)	May-17	15,205
(201)	Euro STOXX 50 Future	(7,365,199)	June-17	(37,637)
(53)	Gold 100 OZ Future +	(6,631,360)	June-17	(4,830)
(15)	FTSE/JSE Top 40 Index Future	(511,993)	June-17	112
(378)	KC HRW Wheat Future +	(7,947,450)	May-17	848,813
(180)	Live Cattle Future +	(7,983,000)	June-17	5,230
(111)	LME Nickel Future +	(6,671,988)	June-17	128,183
(912)	NASDAQ 100 E-Mini Future	(99,198,240)	June-17	(208,180)
(100)	Natural Gas Future +	(3,254,000)	June-17	(13,040)
(33)	Natural Gas Future +	(1,052,700)	May-17	(1,650)
(78)	NY Harbor ULSD Future +	(5,179,028)	June-17	(220,210)
(13)	NY Harbor ULSD Future +	(867,376)	July-17	(31,017)
(19)	NY Harbor ULSD Future +	(1,256,531)	May-17	(9,702)
(57)	Platinum Future +	(2,714,340)	July-17	29,220
(572)	SGX Nifty 50 Index Future	(10,522,512)	April-17	(55,088)
(124)	Silver Future +	(11,318,720)	May-17	(223,295)
(1,518)	Soybean Future +	(71,801,400)	May-17	1,868,537
(12)	Soybean Meal Future +	(370,080)	May-17	7,080
(239)	Soybean Oil Future +	(4,557,252)	May-17	36,756
(413)	Wheat (CBT) Future +	(8,807,225)	May-17	396,712
(1,305)	World Sugar #11 Future +	(24,496,416)	May-17	2,284,509
(20)	WTI Crude Future +	(1,033,200)	August-17	(40,290)
(45)	WTI Crude Future +	(2,313,900)	July-17	(104,820)
(156)	WTI Crude Future +	(7,966,920)	June-17	(400,680)
(762)	WTI Crude Future +	(38,557,200)	May-17	(1,997,770)
	Net Unrealized Loss From Open Short Futures Contracts			$2,891,241

+	All or a portion of this investment is a holding of the CMHSF Fund Limited CFC

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Buy:
4/3/2017	9,930,000	AUD	Morgan Stanley	$7,574,711	USD	$7,611,367	$(36,656)
4/19/2017	149,830,000	AUD	Morgan Stanley	114,260,235	USD	113,524,000	736,235
4/19/2017	300,200,000	BRL	Morgan Stanley	94,143,370	USD	95,137,140	(993,770)
4/19/2017	199,410,000	CAD	Morgan Stanley	149,562,479	USD	149,375,288	187,191
4/3/2017	9,200,000	CHF	Morgan Stanley	9,192,864	USD	9,229,048	(36,184)
4/19/2017	66,040,000	CHF	Morgan Stanley	66,049,877	USD	66,466,807	(416,930)
4/20/2017	26,088,000,000	CLP	Morgan Stanley	39,365,748	USD	39,579,032	(213,284)
4/19/2017	57,266,000,000	COP	Morgan Stanley	19,732,718	USD	19,230,489	502,229
4/3/2017	80,990,000	CZK	Morgan Stanley	3,207,248	USD	3,207,260	(12)
4/19/2017	392,330,000	CZK	Morgan Stanley	15,582,630	USD	15,556,577	26,053
4/3/2017	17,900,000	EUR	Morgan Stanley	19,147,536	USD	19,211,909	(64,373)
4/19/2017	318,230,000	EUR	Morgan Stanley	340,653,333	USD	342,280,748	(1,627,415)
4/3/2017	4,880,000	GBP	Morgan Stanley	6,102,630	USD	6,094,619	8,011
4/19/2017	86,990,000	GBP	Morgan Stanley	108,825,539	USD	107,567,155	1,258,384
4/19/2017	127,350,000	ILS	Morgan Stanley	35,098,331	USD	34,573,656	524,675
4/19/2017	4,596,420,000	INR	Morgan Stanley	70,597,591	USD	68,922,265	1,675,326
4/3/2017	660,000,000	JPY	Morgan Stanley	5,923,725	USD	5,930,001	(6,276)
4/19/2017	26,557,000,000	JPY	Morgan Stanley	238,513,436	USD	236,494,430	2,019,006
4/19/2017	54,671,000,000	KRW	Morgan Stanley	48,900,039	USD	47,992,997	907,042
4/19/2017	1,542,030,000	MXN	Morgan Stanley	81,636,953	USD	78,771,102	2,865,851
4/3/2017	21,740,000	NOK	Morgan Stanley	2,531,254	USD	2,545,832	(14,578)
4/19/2017	1,257,859,369	NOK	Morgan Stanley	146,480,964	USD	148,540,805	(2,059,841)
4/3/2017	3,870,000	NZD	Morgan Stanley	2,705,118	USD	2,717,553	(12,435)
4/19/2017	107,730,000	NZD	Morgan Stanley	75,272,277	USD	75,427,802	(155,525)
4/3/2017	30,150,000	PLN	Morgan Stanley	7,609,656	USD	7,681,431	(71,775)
4/19/2017	403,995,486	PLN	Morgan Stanley	101,949,051	USD	99,786,135	2,162,916
4/19/2017	4,106,360,000	RUB	Morgan Stanley	72,555,870	USD	69,601,456	2,954,414
4/3/2017	22,380,000	SEK	Morgan Stanley	2,506,989	USD	2,513,178	(6,189)
4/19/2017	814,641,625	SEK	Morgan Stanley	91,324,043	USD	92,014,814	(690,771)
4/19/2017	51,840,000	SGD	Morgan Stanley	37,105,336	USD	36,858,126	247,210
4/19/2017	269,907,031	TRY	Morgan Stanley	73,716,290	USD	72,098,921	1,617,369
4/19/2017	551,300,000	ZAR	Morgan Stanley	40,979,807	USD	41,600,507	(620,700)
Total Buys:							$10,665,198
To Sell:
4/3/2017	9,930,000	AUD	Morgan Stanley	$7,615,161	USD	$7,574,711	$40,450
4/19/2017	85,790,000	AUD	Morgan Stanley	65,834,932	USD	65,423,384	411,548
4/19/2017	32,980,000	BRL	Morgan Stanley	10,495,610	USD	10,342,599	153,011
4/19/2017	322,270,000	CAD	Morgan Stanley	239,780,692	USD	241,710,547	(1,929,855)
4/3/2017	9,200,000	CHF	Morgan Stanley	9,229,692	USD	9,192,864	36,828
4/19/2017	142,360,000	CHF	Morgan Stanley	142,370,224	USD	142,381,291	(11,067)
4/20/2017	7,742,000,000	CLP	Morgan Stanley	11,599,289	USD	11,682,368	(83,079)
4/19/2017	38,844,000,000	COP	Morgan Stanley	13,099,810	USD	13,384,866	(285,056)
4/3/2017	80,990,000	CZK	Morgan Stanley	3,210,819	USD	3,207,248	3,571
4/19/2017	846,690,000	CZK	Morgan Stanley	33,469,790	USD	33,628,978	(159,188)
4/3/2017	17,900,000	EUR	Morgan Stanley	19,196,252	USD	19,147,536	48,716
4/19/2017	222,650,000	EUR	Morgan Stanley	237,247,647	USD	238,338,512	(1,090,865)
4/3/2017	4,880,000	GBP	Morgan Stanley	6,092,639	USD	6,102,630	(9,991)
4/19/2017	122,000,000	GBP	Morgan Stanley	150,031,237	USD	152,623,471	(2,592,234)
4/19/2017	57,040,000	ILS	Morgan Stanley	15,521,439	USD	15,720,525	(199,086)
4/19/2017	225,420,000	INR	Morgan Stanley	3,436,019	USD	3,462,283	(26,264)
4/3/2017	660,000,000	JPY	Morgan Stanley	5,929,514	USD	5,923,725	5,789
4/19/2017	20,066,000,000	JPY	Morgan Stanley	177,230,316	USD	180,216,538	(2,986,222)
4/19/2017	42,519,000,000	KRW	Morgan Stanley	37,799,405	USD	38,030,779	(231,374)
4/3/2017	21,740,000	NOK	Morgan Stanley	2,542,769	USD	2,531,254	11,515
4/19/2017	316,780,000	NOK	Morgan Stanley	36,965,606	USD	36,889,847	75,759

CATALYST FUNDS
CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

	Foreign Currency Units to						Unrealized Appreciation/
Settlement Date	Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	(Depreciation)
To Sell:
4/3/2017	3,870,000	NZD	Morgan Stanley	2,715,316	USD	2,705,118	$10,198
4/19/2017	153,580,000	NZD	Morgan Stanley	106,715,257	USD	107,308,236	(592,979)
4/3/2017	30,150,000	PLN	Morgan Stanley	7,664,043	USD	7,609,656	54,387
4/19/2017	152,510,000	PLN	Morgan Stanley	38,708,067	USD	38,486,197	221,870
4/19/2017	1,346,860,000	RUB	Morgan Stanley	22,763,174	USD	23,797,865	(1,034,691)
4/3/2017	22,380,000	SEK	Morgan Stanley	2,511,446	USD	2,506,989	4,457
4/19/2017	333,240,000	SEK	Morgan Stanley	37,251,489	USD	37,357,315	(105,826)
4/19/2017	25,950,000	SGD	Morgan Stanley	18,543,587	USD	18,574,141	(30,554)
4/19/2017	13,390,000	TRY	Morgan Stanley	3,555,631	USD	3,657,041	(101,410)
4/19/2017	38,870,000	ZAR	Morgan Stanley	3,050,592	USD	2,889,325	161,267
				Total Sells:			$(10,230,375)
Cross Currency:
4/19/2017	115,370,000	EUR	Morgan Stanley	120,416,548	NOK	$122,158,924	$(1,340,353)
4/19/2017	85,160,000	EUR	Morgan Stanley	92,639,788	PLN	90,618,061	(542,540)
4/19/2017	55,990,000	EUR	Morgan Stanley	59,939,593	SEK	60,506,760	571,555
4/19/2017	34,480,000	EUR	Morgan Stanley	37,468,157	TRY	36,503,570	(405,983)
4/19/2017	298,597,102	NOK	Morgan Stanley	34,939,947	EUR	34,961,311	167,545
4/19/2017	119,425,439	PLN	Morgan Stanley	29,702,993	EUR	29,673,225	(434,251)
4/19/2017	498,780,690	SEK	Morgan Stanley	55,266,694	EUR	55,139,532	360,645
4/19/2017	19,280,937	TRY	Morgan Stanley	5,104,248	EUR	5,159,630	(161,710)
				Total Cross Currency:			$(1,785,092)

	Total Forward Contracts:						$(1,350,269)

CATALYST FUNDS
CATALYST MLP & INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 100.0%
	GAS - 4.6%
139,407	Western Gas Equity Partners LP	$6,426,663

	MINING - 6.7%
184,625	Smart Sand, Inc. *	3,000,156
135,893	US Silica Holdings, Inc.	6,521,505
		9,521,661
	OIL & GAS - 0.7%
25,982	EQT GP Holdings LP	711,387
1,301	Marathon Petroleum Corp.	65,753
853	Phillips 66	67,575
836	Tesoro Corp.	67,766
1,005	Valero Energy Corp.	66,621
		979,102
	OIL & GAS SERVICES - 4.3%
495,552	Archrock, Inc.	6,144,845

	PIPELINES - 83.7%
1,199	Buckeye Partners LP	82,203
75,501	Cheniere Energy, Inc. *	3,568,932
245,596	Crestwood Equity Partners LP	6,446,895
125,161	Enbridge, Inc.	5,236,736
329,813	Energy Transfer Equity LP	6,507,210
713,451	EnLink Midstream LLC	13,840,949
5,437	Enterprise Products Partners LP	150,116
558,634	Kinder Morgan, Inc.	12,144,703
1,568	Magellan Midstream Partners LP	120,595
370,865	NuStar GP Holdings LLC	10,365,677
108,336	ONEOK, Inc.	6,006,148
161,284	Pembina Pipeline Corp.	5,114,316
423,954	Plains GP Holdings LP	13,252,802
172,729	SemGroup Corp.	6,218,244
222,220	Tallgrass Energy GP LP	6,391,047
204,489	Targa Resources Corp.	12,248,891
104,531	TransCanada Corp.	4,824,106
203,965	Williams Cos., Inc.	6,035,324
		118,554,894

	TOTAL COMMON STOCK (Cost - $124,422,676)	141,627,165

	SHORT-TERM INVESTMENTS - 0.1%
189,066	Federated U.S. Treasury Cash Reserves, Service Shares, 0.23% **	189,066
	TOTAL SHORT-TERM INVESTMENTS (Cost - $189,066)	189,066

	TOTAL INVESTMENTS - 100.1% (Cost - $124,611,741) (a)	$141,816,231
	LIABILITIES LESS OTHER ASSETS - (0.1)%	(223,852)
	NET ASSETS - 100.0%	$141,592,379

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

LLC - Limited Liability Company

LP - Limited Partnership

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $130,701,476 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$18,640,856
Unrealized depreciation:	(7,526,101)
Net unrealized appreciation:	$11,114,755

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Principal		Coupon Rate (%)		Maturity	Value
	CORPORATE BONDS - 10.4%
	AIRLINES - 1.1%
$500,000	VistaJet Malta Finance PLC #	7.750		6/1/2020	$402,500

	COMMERCIAL SERVICES - 1.2%
525,000	Cenveo Corp. #	6.000		8/1/2019	433,125

	COMPUTERS - 0.8%
300,000	Seagate HDD Cayman	4.875		6/1/2027	280,857

	DIVERSIFIED FINANCIAL SERVICES - 0.5%
250,000	Transworld Systems, Inc. #	9.500		8/15/2021	180,625

	FOOD - 1.5%
500,000	Land O’ Lakes, Inc. #	8.000		12/29/2049	533,125

	GAS - 1.3%
500,000	NGL Energy Partners LP #	6.125		3/1/2025	485,000

	HEALTHCARE-PRODUCTS - 0.8%
350,000	Mallinckrodt International Finance SA	4.750		4/15/2023	296,625

	IRON/STEEL - 0.1%
490,000	Essar Steel Algoma, Inc. # ^	9.500		11/15/2019	55,125

	OIL & GAS SERVICES - 0.7%
250,000	McDermott International, Inc. #	8.000		5/1/2021	255,000

	PHARMACEUTICALS - 1.0%
425,000	Micron Technology, Inc. #	5.375		3/15/2020	380,375

	PRIVATE EQUITY - 0.7%
250,000	Micron Technology, Inc. #	6.750		2/1/2024	257,813

	TRANSPORTATION - 0.7%
250,000	Navios South American Logistics, Inc. #	7.250		5/1/2022	245,000

	TOTAL CORPORATE BONDS (Cost - $4,444,847)				3,805,170

	COLLATERALIZED LOAN OBLIGATIONS - 6.8%
750,000	Barings Clo Ltd 2016-III #	8.167	*	1/15/2028	760,180
500,000	Carlyle US CLO 2017-1 Ltd. # +	7.16	*	4/20/2031	489,100
500,000	KKR Clo 16 Ltd. #	8.161	*	1/20/2029	511,765
500,000	OFSI Fund V Ltd. #	6.273	*	4/17/2025	492,806
250,000	TRU 2016-1 Trust 2016-TOYS #	9.662	*	11/15/2030	251,279
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $2,387,554)				2,505,130

	BANK LOANS - 71.6%
	ADVERTISING - 1.9%
248,721	Affinion Group, Inc.	6.750	*	4/30/2018	248,295
477,500	Checkout Holding Corp. (Catalina Marketing)	4.658	*	4/9/2021	432,138
					680,433
	AEROSPACE/DEFENSE - 1.4%
500,000	DigitalGlobe	3.500	*	12/22/2023	502,580

	AUTO PARTS & EQUIPMENT - 2.7%
500,000	American Axle & Manufacturing, Inc.	3.250	*	4/6/2024	500,470
492,424	Federal-Mogul Holdings Corp.	4.908	*	4/15/2021	491,388
					991,858

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Principal		Coupon Rate (%)		Maturity	Value
	BANK LOANS - 71.6% (Continued)
	CHEMICALS - 1.4%
$500,000	New Arclin US Holding Corp.	5.250	*	2/14/2024	$504,845

	COMMERCIAL SERVICES - 4.3%
716,250	Novitex Acquisition LLC	7.500	*	7/7/2020	716,028
488,750	Onsite Rental Group	5.535	*	7/31/2021	359,231
500,000	Protection 1	4.250	*	5/2/2022	505,727
					1,580,986
	COMPUTERS - 5.7%
500,000	Dell International LLC	3.250	*	9/7/2023	502,682
837,448	Harland Clarke Holdings (Valassis)	7.053	*	12/31/2021	846,346
242,467	Harland Clarke Holdings (Valassis)	6.534	*	2/9/2022	244,650
500,000	Western Digital Corp.	3.500	*	4/29/2023	503,680
					2,097,358
	CONSTRUCTION & ENGINEERING SERVICES - 1.4%
500,000	Quikrete Holdings, Inc.	4.000	*	7/31/2023	505,267

	CONSUMER PRODUCTS - 1.4%
500,000	Wilsonart LLC	4.500	*	12/15/2023	505,417

	ELECTRIC - 2.6%
456,522	Lightstone Generation	6.500	*	12/15/2023	460,003
43,478	Lightstone Generation	6.000	*	12/15/2023	43,810
485,015	Lonestar Generation LLC	5.302	*	2/20/2021	463,189
					967,002
	ENTERTAINMENT - 2.7%
500,000	Greektown Holdings LLC	3.750	*	3/21/2024	500,782
486,281	NEP/NCP HoldCo, Inc.	4.288	*	1/22/2020	487,597
					988,379
	ENVIRONMENT - 1.4%
493,333	Advanced Disposal Services	3.500	*	11/10/2023	496,829

	FOOD - 2.0%
744,272	Albertson’s LLC	4.153	*	8/25/2021	748,418

	HEALTH-CARE SERVICES - 1.8%
239,882	Community Health Systems, Inc.	4.052	*	1/27/2021	237,019
428,914	Drumm Investors LLC	6.750	*	5/4/2018	429,092
					666,111
	INSURANCE - 0.7%
250,000	New Asurion	10.000	*	8/10/2021	260,625

	IRON/STEEL - 1.1%
988,759	Essar Steel Algoma, Inc. ^	0.000	*	8/7/2019	408,689

	LEISURE TIME - 1.4%
500,000	Sabre	2.750		2/22/2024	504,687

	LODGING - 1.4%
500,000	Scientific Games International, Inc.	4.750		10/1/2021	506,992

	MACHINERY-DIVERSIFIED - 1.3%
478,739	Gardner Denver, Inc.	4.285	*	7/30/2020	478,553

	MEDIA - 2.9%
500,000	RCN Grande	3.750	*	12/9/2023	503,195
565,644	Univision Communications, Inc.	3.750	*	3/15/2024	562,991
					1,066,186

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Principal		Coupon Rate (%)		Maturity	Value
	BANK LOANS - 71.6% (Continued)
	OIL & GAS - 1.9%
$162,495	Connacher Oil and Gas ^ +	10.067	*	8/31/2018	$97,497
339,091	Connacher Oil and Gas ^ +	7.052	*	5/23/2018	67,818
51,613	Energy & Exploration Partners	5.000	*	5/13/2022	28,387
25	Energy & Exploration Partners	5.000	*	5/13/2022	10,688
500,000	Peabody Energy Corp.	5.500	*	3/31/2022	500,875
					705,265
	PACKAGING & CONTAINERS - 1.4%
500,000	Caraustar Industries, Inc.	6.500	*	3/9/2022	505,547

	PRIVATE EQUITY - 2.7%
497,500	GTCR Valor Cos., Inc.	7.000	*	6/16/2023	500,856
500,000	Inventiv Health	4.750	*	9/29/2023	502,707
					1,003,563
	REAL ESTATE - 1.4%
500,000	Capital Automotive LP	4.000	*	3/24/2024	505,625

	RETAIL - 6.7%
500,000	BJ’s Wholsale Club, Inc.	4.750	*	1/27/2024	489,643
500,000	Burger King	3.250	*	2/14/2024	500,417
497,257	Michaels Stores	3.750	*	1/28/2023	496,534
497,481	Petco Animal Supplies, Inc.	4.000	*	1/26/2023	470,120
497,468	Petsmart	4.000	*	3/11/2022	476,326
					2,433,040
	SOFTWARE - 8.8%
497,341	BMC Software	5.000	*	9/10/2020	498,868
500,000	Change Healthcare Holdings LLC	3.750	*	3/1/2024	501,407
488,463	Dell Software	7.000	*	10/31/2022	496,401
446,918	First Data Corp.	4.158	*	3/24/2021	450,829
250,000	Ivanti Software, Inc.	5.250	*	1/20/2024	251,745
500,000	Rackspace Hosting	4.500	*	11/30/2023	504,340
497,500	Solarwinds Holdings, Inc.	5.552	*	2/5/2023	499,169
					3,202,759
	TECHNOLOGY - 1.4%
500,000	Riverbed Technology, Inc.	5.000	*	4/27/2022	500,158

	TELECOMMUNICATIONS - 4.9%
357,425	Avaya, Inc.	6.314	*	5/29/2020	286,010
498,750	Consolidated Communications, Inc.	4.000	*	9/29/2023	501,912
500,000	Sprint Communications, Inc.	3.250	*	2/2/2024	500,537
498,750	Windstream Services LLC	5.055	*	3/30/2021	502,907
					1,791,366
	TRANSPORTATION - 2.9%
473,374	Travelport Finance (Luxembourg) S.A.R.L.	5.000	*	9/2/2021	477,982
572,384	YRC Worldwide, Inc.	8.539	*	2/13/2019	565,893
					1,043,875

	TOTAL BANK LOANS (Cost - $27,237,103)				26,152,413

Shares
	EXCHANGED TRADED FUNDS - 8.4%
	DEBT FUNDS - 8.4%
100,000	PowerShares Senior Loan Portfolio				2,326,000
20,000	SPDR Bloomberg Barclays High Yield Bond ETF				738,600
	TOTAL EXCHANGED TRADED FUNDS (Cost - $3,078,153)				3,064,600

	SHORT-TERM INVESTMENTS - 16.0%
5,832,333	Fidelity Institutional Money Market Portfolio, Class I, 0.56% **				5,832,333
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,832,333)				5,832,333

TOTAL INVESTMENTS - 113.2% (Cost - $42,979,990) (a)	$41,359,646
LIABILITIES LESS OTHER ASSETS - (13.2)%	(4,826,352)
NET ASSETS - 100.0%	$36,533,294

*	Floating Rate, rate shown represents the rate at March 31, 2017.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

^	Represents issuer in default on interest payments; non-income producing security

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2017, these securities amounted to $5,732,818 or 15.69% of net assets.

+	The value of this security has been determined in good faith under policies of The Board of Trustees.

LLC - Limited Liability Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $42,979,990 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$419,117
Unrealized depreciation:	(2,039,461)
Net unrealized depreciation:	$(1,620,344)

CATALYST FUNDS
CATALYST/PRINCETON UNCONSTRAINED HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 1.9%
	TRANSPORTATION - 1.9%
25,000	DryShips, Inc.	$41,250
	TOTAL COMMON STOCK (Cost - $43,125)	41,250

	EXCHANGE TRADED FUNDS - 38.0%
	DEBT FUNDS - 12.7%
500	iShares JP Morgan USD Emerging Markets Bond ETF	56,850
8,750	PowerShares Senior Loan Portfolio	203,525
300	ProShares UltraShort 20+ Year Treasury *	11,739
		272,114
	EQUITY FUNDS - 25.3%
4,000	ProShares Short Russell2000 *	190,360
16,000	ProShares UltraShort QQQ *	304,960
1,800	VelocityShares VIX Short Term ETN *	48,006
		543,326

	TOTAL EXCHANGE TRADED FUNDS (Cost - $901,496)	815,440

Principal		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 64.7%
	AIRLINES - 2.8%
$75,000	VistaJet Malta Finance PLC #	7.750	6/1/2020	60,375

	COMMERCIAL SERVICES - 3.9%
102,000	Cenveo Corp. #	6.000	8/1/2019	84,150

	COMPUTERS - 3.5%
80,000	Seagate HDD Cayman	4.875	6/1/2027	74,895

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
30,000	Enova International, Inc.	9.750	6/1/2021	30,450
25,000	NewStar Financial, Inc.	7.250	5/1/2020	25,438
				55,888
	ENVIRONMENTAL CONTROL - 2.4%
50,000	Tervita Escrow Corp. #	7.625	12/1/2021	51,625

	FOOD - 1.2%
30,000	BI-LO LLC / BI-LO Finance Corp. #	9.250	2/15/2019	25,912

	HEALTHCARE-PRODUCTS - 2.0%
50,000	Mallinckrodt International Finance SA	4.750	4/15/2023	42,375

	HEALTHCARE-SERVICES - 2.4%
50,000	Envision Healthre Corp. #	6.250	12/1/2024	52,500

	IRON/STEEL - 0.1%
25,000	Essar Steel Algoma, Inc. # +	9.500	11/15/2019	2,813

	MEDIA - 3.2%
50,000	iHeartCommunications, Inc.	10.625	3/15/2023	38,750
30,000	Radio One, Inc. #	9.250	2/15/2020	28,950
				67,700

CATALYST FUNDS
CATALYST/PRINCETON UNCONSTRAINED HEDGED INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 64.7% (Continued)
	OIL & GAS - 11.1%
$150,000	Ascent Resources Utica Holdings, LLC #	10.000	4/1/2022	$155,250
50,000	Bonanza Creek Energy, Inc.	6.750	4/15/2021	40,250
25,000	Sunoco LP / Sunoco Finance Corp.	5.500	8/1/2020	25,250
25,000	Ultra Petroleum Corp. # +	6.125	10/1/2024	17,750
				238,500
	OIL & GAS - SERVICES - 2.4%
50,000	McDermott International, Inc. #	8.000	5/1/2021	51,000

	PHARMACEUTICALS - 3.1%
75,000	Valeant Pharmaceuticals International, LLC #	5.375	3/1/2021	67,125

	REIT - 9.3%
200,000	HCP, Inc.	3.150	3/1/2021	199,501

	RETAIL - 11.9%
50,000	Men’s Wearhouse, Inc.	7.000	7/1/2022	44,375
25,000	Neiman Marcus Group LTD LLC #	8.000	10/15/2021	15,053
100,000	PetSmart, Inc. #	7.125		95,000
100,000	PF Chang’s China Bistro, Inc. #	10.250	5/15/2020	99,750
				254,178
	TELECOMMUNICATIONS - 2.8%
75,000	Avaya, Inc. #	7.000	3/1/2021	59,250

	TOTAL CORPORATE BONDS (Cost - $1,418,310)			1,387,787

	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.6%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 0.1%
57,301	Freddie Mac REMICS	5.000	2/15/2020	2,865

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.5%
1,513	Government National Mortgage Association	5.000	7/20/2037	0
19,568	Government National Mortgage Association	5.000	6/20/2038	394
12,570	Government National Mortgage Association	3.500	4/20/2039	12,773
20,758	Government National Mortgage Association	3.500	5/16/2039	21,398
17,669	Government National Mortgage Association	3.000	9/16/2039	17,987
				52,552

	TOTAL COLLATERALIZED MORTGAGE OBLIGATION (Cost - $56,224)			55,417

Shares
	SHORT-TERM INVESTMENTS - 0.4%
8,262	Fidelity Institutional Government Portfolio, Institutional Class, 0.56% **			8,262
	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,262)			8,262

	TOTAL INVESTMENTS - 107.6% (Cost - $2,427,417) (a)			$2,308,156
	LIABILITIES LESS OTHER ASSETS - (7.6)%			(163,079)
	NET ASSETS - 100.0%			$2,145,077

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2017, these securities amounted to $866,503 or 40.40% of net assets.

+	Represents an issuer in default on interest payments. Non-income producing.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Liability Company.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,428,260 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$32,684
Unrealized depreciation:	(152,788)
Net unrealized depreciation:	$(120,104)

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 13.3%
	AUTO MANUFACTURERS - 1.8%
$1,028,000	Tesla, Inc.	1.2500	3/1/2021	$1,008,083

	BIOTECHNOLOGY - 2.8%
1,843,000	PDL BioPharma, Inc.	2.7500	12/1/2021	1,599,954

	ELECTRONICS - 3.3%
2,734,000	Fluidigm Corp.	2.7500	2/1/2034	1,845,450

	INVESTMENT COMPANIES - 2.6%
1,417,000	Prospect Capital Corp.	5.3750	10/15/2017	1,432,941

	REITS - 2.2%
159,000	Apollo Commercial Real Estate Finance, Inc.	5.5000	3/15/2019	174,701
1,069,000	Colony Capital Inc	5.0000	4/15/2023	1,071,004
				1,245,705
	RETAIL - 0.6%
334,000	EZCORP, Inc.	2.2150	6/15/2019	309,368

	SEMICONDUCTORS - 0.0%
8,669,000	Energy Conversion Devices, Inc. ^+#			—

	TOTAL CONVERTIBLE BONDS - (Cost - $10,134,705)			7,441,501

	CORPORATE BONDS - 81.2%
	AIRLINES - 2.2%
1,337,000	Southwest Airlines Co.	3.0000	11/15/2026	1,262,200

	APPAREL MANUFACTURERS - 3.1%
1,910,000	Under Armour, Inc.	3.2500	6/15/2026	1,744,180

	AUTO PARTS & EQUIPMENT - 5.0%
2,685,000	Titan International, Inc.	6.8750	10/1/2020	2,772,262

	COMMERCIAL SERVICES - 5.1%
3,262,000	Rent-A-Center, Inc.	6.6250	11/15/2020	2,886,870

	DIVERSIFIED FINANCIAL SERVICES - 9.1%
3,388,000	Community Choice Financial, Inc.	10.7500	5/1/2019	2,922,150
2,146,000	Enova International, Inc.	9.7500	6/1/2021	2,178,190
				5,100,340
	ELECTRIC - 4.0%
2,384,000	GenOn Americas Generation LLC	8.5000	10/1/2021	2,217,120

	ELECTRICAL COMPONENTS & EQUIPMENT - 3.4%
1,933,000	General Cable Corp.	5.7500	10/1/2022	1,886,956

	HOME BUILDERS - 8.8%
2,060,000	AV Homes, Inc.	8.5000	7/1/2019	2,142,400
2,691,000	Beazer Homes USA, Inc.	7.2500	2/1/2023	2,778,458
				4,920,858
	MINING - 5.0%
631,000	Coeur Mining, Inc.	7.8750	2/1/2021	654,663
2,112,000	Hecla Mining Co.	6.8750	5/1/2021	2,159,520
3,348,365	MolyCorp., Inc.	10.0000	6/1/2020	3,348
				2,817,531
	OIL & GAS - 5.6%
1,431,000	Northern Oil and Gas, Inc.	8.0000	6/1/2020	1,244,970
2,286,000	Transocean, Inc.	6.8000	3/15/2038	1,880,235
				3,125,205

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 81.2% (Continued)
	OIL & GAS SERVICES - 6.5%
$1,902,000	Era Group, Inc.	7.7500	12/15/2022	$1,811,655
1,964,000	PHI, Inc.	5.2500	3/15/2019	1,855,980
				3,667,635
	PRIVATE EQUITY - 3.9%
2,139,000	Icahn Enterprises Finance Corp.	5.8750	2/1/2022	2,171,085

	REITS - 5.1%
1,569,000	The GEO Group, Inc.	5.8750	1/15/2022	1,619,992
1,324,000	Mack-Cali Realty LP	3.1500	5/15/2023	1,236,431
				2,856,423
	RETAIL - 6.2%
1,320,000	Kohl’s Corp.	3.2500	2/1/2023	1,257,555
2,282,000	Ruby Tuesday, Inc.	7.6250	5/15/2020	2,213,540
				3,471,095
	SEMICONDUCTORS - 4.3%
1,326,000	Advanced Micro Devices, Inc.	7.5000	8/15/2022	1,468,545
916,000	Amkor Technology, Inc.	6.3750	10/1/2022	945,770
				2,414,315
	TELECOMMUNICATIONS - 3.9%
1,804,000	Sprint Capital Corp.	8.7500	3/15/2032	2,169,310

	TOTAL CORPORATE BONDS (Cost - $46,914,643)			45,483,385

Shares
	EXCHANGE TRADED FUNDS - 3.4%
21,566	iShares iBoxx $ High Yield Corporate Bond ETF
	EXCHANGE TRADED FUNDS SOLD SHORT (Cost - $1,897,935)			1,893,063

	SHORT-TERM INVESTMENTS - 0.2%
127,569	Fidelity Institutional Money Market Portfolio, Class I, 0.56% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $127,569)			127,569

	TOTAL INVESTMENTS - 98.1% (Cost - $59,074,852) (a)			$54,945,518
	LIABILITES LESS OTHER ASSETS - 1.9%			1,039,635
	NET ASSETS - 100.0%			$55,985,153

ETF - Exchange Traded Fund

LLC - Limited Liability Company

*	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $59,085,132 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,442,248
Unrealized depreciation:	(6,581,862)
Net unrealized depreciation:	$(4,139,614)

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	COMMON STOCK - 47.8%
	APPAREL - 3.4%
47,452	Under Armour, Inc.	$868,372

	DIVERSIFIED FINANCIAL SERVICES - 3.6%
505	PJT Partners, Inc.	17,720
387,029	Och-Ziff Capital Management Group LLC	874,685
		892,405
	INVESTMENT COMPANIES - 28.1%
115,463	Apollo Investment Corp.	757,437
31,478	Ares Capital Corp.	547,088
19,263	Compass Diversified Holdings	319,766
263,359	Fifth Street Finance Corp.	1,216,719
19,956	Oaktree Capital Group LLC	904,007
116,675	PennantPark Investment Corp.	949,734
126,900	Prospect Capital Corp.	1,147,176
55,200	Solar Capital Ltd.	1,248,072
		7,089,999
	PRIVATE EQUITY - 12.7%
68,900	Apollo Global Management LLC - Cl. A	1,675,648
20,211	Blackstone Group LP	600,267
51,000	KKR & Co. LP - Miscellaneous	929,730
		3,205,645

	TOTAL COMMON STOCK (Cost - $14,672,846)	12,056,421

	EXCHANGE TRADED FUNDS - 7.0%
	EQUITY FUND - 7.0%
31,919	Financial Select Sector SPDR Fund	757,438
22,175	iShares Mortgage Real Estate Capped ETF	1,004,306
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,871,660)	1,761,744

Principal		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS - 6.6%
	BIOTECHNOLOGY - 3.8%
$1,115,000	PDL BioPharma, Inc.	2.7500	12/1/2021	967,959

	ELECTRONICS - 2.8%
1,030,000	Fluidigm Corp.	2.7500	2/1/2034	695,250

	SEMICONDUCTORS - 0.0%
5,543,000	Energy Conversion Devices, Inc. ^+#			—

	TOTAL CONVERTIBLE BONDS (Cost - $3,485,890)			1,663,209

	CORPORATE BONDS - 33.2%
	AUTO PARTS & EQUIPMENT - 4.9%
1,209,000	Titan International, Inc.	6.8750	10/1/2020	1,248,291

	COMMERCIAL SERVICES - 3.3%
944,000	Rent-A-Center, Inc.	6.6250	11/15/2020	835,440

	DIVERSIFIED FINANCIAL SERVICES - 7.4%
1,355,000	Community Choice Financial, Inc.	10.7500	5/1/2019	1,168,688
691,000	Enova International, Inc.	9.7500	6/1/2021	701,365
				1,870,053

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2017

Principal		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 33.2% (Continued)
	HOME BUILDERS - 2.8%
$687,000	Beazer Homes USA, Inc.	7.2500	2/1/2023	$709,328

	MINING - 0.0%
2,375,395	Molycorp, Inc.	10.0000	6/1/2020	2,375

	OIL & GAS - 3.1%
953,000	Transocean, Inc.	6.8000	3/15/2038	783,843

	RETAIL - 2.8%
726,000	Ruby Tuesday, Inc.	7.6250	5/15/2020	704,220

	SEMICONDUCTORS - 3.0%
674,000	Advanced Micro Devices, Inc.	7.5000	8/15/2022	746,455

	TELECOMMUNICATIONS - 5.9%
1,233,000	Sprint Capital Corp.	8.7500	3/15/2032	1,482,683

	TOTAL CORPORATE BONDS (Cost - $9,772,993)			8,382,688

Shares
	SHORT-TERM INVESTMENTS - 4.5%
1,130,354	Fidelity Institutional Money Market Portfolio, Class I, 0.56% **			1,130,354
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,130,354)

	TOTAL INVESTMENTS - 99.1% (Cost - $30,933,743) (a)			$24,994,416
	OTHER ASSETS LESS LIABILITIES - 0.9%			232,035
	NET ASSETS - 100.0%			$25,226,451

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

*	Non-income producing security.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

^	The security is illiquid; total illiquid securities represent 0.00% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $30,990,580 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$998,684
Unrealized depreciation:	(6,994,848)
Net unrealized depreciation:	$(5,996,164)

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Principal		Coupon Rate (%)		Maturity	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 99.1%
	FEDERAL HOME LOAN MORTGAGE ASSOCIATION - 67.8%
$2,331,878	Freddie Mac Gold Pool	4.000		1/1/2047	$2,447,832
18,241	Freddie Mac REMICS	12.211	*	12/15/2032	23,214
1,165	Freddie Mac REMICS	12.576	*	9/15/2034	1,200
1,305,496	Freddie Mac REMICS	5.738	*	4/15/2036	248,666
1,231,612	Freddie Mac REMICS	5.668	*	9/15/2036	247,885
433,778	Freddie Mac REMICS	5.188	*	7/15/2039	67,728
32,964	Freddie Mac REMICS	5.888	*	9/15/2039	4,675
267,213	Freddie Mac REMICS	5.688	*	12/15/2039	37,369
77,104	Freddie Mac REMICS	4.000		8/15/2040	11,026
121,538	Freddie Mac Strips	7.000		4/1/2027	26,964
					3,116,559
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.9%
95,167	Fannie Mae Interest Strip	7.500		7/25/2022	13,263
58,198	Fannie Mae Interest Strip	8.000		7/25/2024	11,672
78,558	Fannie Mae Interest Strip	8.500		10/25/2025	17,274
668,555	Fannie Mae Interest Strip	5.000	*	8/25/2035	134,898
25,573	Fannie Mae Interest Strip	7.500	*	9/25/2037	6,657
107,064	Fannie Mae Interest Strip	4.500		11/25/2039	22,490
240,330	Fannie Mae Interest Strip	4.500		11/25/2039	49,288
472,838	Fannie Mae Interest Strip	5.000		11/25/2040	102,076
32,569	Fannie Mae Interest Strip	5.000		3/25/2041	7,306
164,202	Fannie Mae Pool	3.500		6/1/2042	168,765
204,273	Fannie Mae REMICS	7.018	*	9/25/2023	28,112
597,459	Fannie Mae REMICS	3.000		2/25/2033	81,104
168,557	Fannie Mae REMICS	6.500		5/25/2033	42,740
248,723	Fannie Mae REMICS	7.268	*	6/25/2033	60,752
390,857	Fannie Mae REMICS	6.618	*	4/25/2034	89,078
32,882	Fannie Mae REMICS	12.277	*	7/25/2034	42,156
739,810	Fannie Mae REMICS	6.168	*	7/25/2037	156,937
392,484	Fannie Mae REMICS	4.888	*	8/25/2037	65,940
65,258	Fannie Mae REMICS	4.500	*	12/25/2041	14,413
165,094	Fannie Mae REMICS	5.178	*	10/25/2042	28,425
					1,143,346
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 6.4%
12,216	Government National Mortgage Association	23.308	*	11/16/2024	17,326
51,578	Government National Mortgage Association	8.006	*	4/20/2034	54,231
2,608	Government National Mortgage Association	8.022	*	4/20/2034	2,624
46,008	Government National Mortgage Association	5.000		3/20/2039	3,706
1,031,650	Government National Mortgage Association	4.000		4/20/2042	213,951
					291,838

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost - $4,496,136)				4,551,743

	PRIVATE COLLATERALIZED MORTGAGE OBLIGATION - 0.1%
5,334	ML Trust XLIV	9.000		8/20/2020	5,593
	TOTAL PRIVATE COLLATERALIZED MORTGAGE OBLIGATION (Cost - $5,334)				5,593

CATALYST FUNDS
CATALYST/STONE BEACH INCOME OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 0.3%
14,749	Fidelity Institutional Government Portfolio, Class I, 0.56% **	$14,749
	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,749)	14,749

	TOTAL INVESTMENTS - 99.5% (Cost - $4,516,219) (a)	$4,572,085
	OTHER ASSETS AND LIABILITIES - 0.5%	24,302
	NET ASSETS - 100.0%	$4,596,387

*	Floating or variable rate security; rate shown represents the rate at March 31, 2017.

**	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

REMICS - Real Estate Mortgage Investment Conduit.

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes, excluding futures, is $4,516,219 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$111,026
Unrealized depreciation:	(55,160)
Net unrealized appreciation:	$55,866

CATALYST FUNDS
CATALYST TIME VALUE TRADING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 30.5%
1,161,499	Fidelity Institutional Government Portfolio, Institutional Class, 0.60% *	$1,161,499
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,161,499)	1,161,499

	TOTAL INVESTMENTS - 30.5% (Cost - $1,161,499)	$1,161,499
	OTHER ASSETS LESS LIABILITIES - 69.5%	2,651,452
	NET ASSETS - 100.0%	$3,812,951

*	Rate shown represents the rate at March 31, 2017, is subject to change and resets daily.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
March 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation -Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities including Bank Loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of Directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2017, for each Funds’ assets and liabilities measured at fair value:

Assets *

	Small-Cap Insider	Insider	Insider Long/	Hedged Commodity	Hedged Futures
Level 1	Fund	Buying Fund	Short Fund	Strategy Fund	Strategy Fund
Common Stock	$21,581,692	$75,894,571	$2,053,650	$—	$—
Exchange Traded Funds	—	—	—	7,852,420	360,733,000
Put Options Purchased	—	—	—	47,400	6,300,000
Call Options Purchased	—	—	—	672,762	79,894,375
United States Government Securities				48,888,027	1,597,985,300
Short-Term Investments	1,120,795	960,587	2,205,684	40,600,277	744,974,432
Total Level 1	$22,702,487	$76,855,158	$4,259,334	$98,060,886	$2,789,887,107

Level 2
Warrants	$—	$—	$—	$—	$—
Private Investment Funds	—	—	—	14,322,162	127,347,997
Total Level 2	$—	$—	$—	$14,322,162	$127,347,997

Level 3
Total Level 3	$—	$—	$—	$—	$—
Total Assets	$22,702,487	$76,855,158	$4,259,334	$112,383,048	$2,917,235,104

Assets *
	Insider	Intelligent	IPOx Allocation	Macro Strategy	Auctos Multi
Level 1	Income Fund	Alternative Fund	Fund	Fund	Strategy Fund
Common Stock	$—	$—	$557,678	$86,726	$—
Exchange Traded Funds	—	—	422,891	—	—
Mutual Funds	—	2,179,360	—	—	—
Put Options Purchased	—	—	—	8,755,911	—
Call Options Purchased	—	—	—	7,647,633	—
Short-Term Investments	173,165	166,722	52,290	8,462,702	9,142,536
Total Level 1	$173,165	$2,346,082	$1,032,859	$24,952,972	$9,142,536

Level 2
United States Government	$—	$—	$—	$991,367	$—
Convertible Bonds	168,716	—	—	—	—
Structured Notes	—	—	—	2,747,707	—
Corporate Bonds	918,704	—	—	—	—
Total Level 2	$1,087,420	$—	$—	$3,739,074	$—

Level 3
Total Level 3	$—	$—	$—	$—	$—
Total Assets	$1,260,585	$2,346,082	$1,032,859	$28,692,046	$9,142,536

Assets *
	Dynamic Alpha	Buyback	Groesbeck Growth	Exceed Defined	Lyons Tactical
Level 1	Fund	Strategy Fund	of Income Fund	Risk Fund	Allocation Fund
Common Stock	$224,910,184	$9,126,988	$6,969,366	$—	$103,795,259
Exchange Traded Funds	—	—	—	399,895	—
Call Options Purchased	—	—	—	85,036	—
Short-Term Investments	5,033,138	127,704	754,241	297,217	544,277
Total Level 1	$229,943,322	$9,254,692	$7,723,607	$782,148	$104,339,536

Level 2
Total Level 2	$—	$—	$—	$—	$—

Level 3
Total Level 3	$—	$—	$—	$—	$—
Total Assets	$229,943,322	$9,254,692	$7,723,607	$782,148	$104,339,536

Assets *
					Princeton
	MAP Global Equity	MAP Global	Millburn Hedge	MLP & Infrastructure	Floating Rate
Level 1	Fund	Balanced Fund	Strategy Fund	Fund	Income Fund
Common Stock	$33,035,339	$15,068,290	$—	$141,627,165	$—
Exchange Traded Funds	—	—	991,668,963	—	3,064,600
Mutual Funds	1,003,080	—	—	—	—
Long Futures Contracts	—	—	19,654,714	—	—
Short Futures Contracts	—	—	2,891,241	—	—
Forward Currency Contracts	—	—	20,031,023	—	—
Short-Term Investments	909,512	1,512,878	219,792,793	189,066	5,832,333
Total Level 1	$34,947,931	$16,581,168	$1,254,038,734	$141,816,231	$8,896,933

Level 2
U.S. Government Securities	$—	$—	$472,742,511	$—	$—
Corporate Bonds	—	7,730,594	—	—	3,805,170
Collateralized Loan Obligations	—	—	—	—	2,505,130
Bank Loans	—	—	—	—	26,152,413
Total Level 2	$—	$7,730,594	$472,742,511	$—	$32,462,713

Level 3
Total Level 3	$—	$—	$—	$—	$—
Total Assets	$34,947,931	$24,311,762	$1,726,781,245	$141,816,231	$41,359,646

Assets *
	Princeton			Stone Beach
	Unconstrained	SMH High Income	SMH Total Return	Income Oppurtunity	Time Value
Level 1	Income Fund	Fund	Income Fund	Fund	Trading Fund
Common Stock	$41,250	$—	$12,056,421	$—	$—
Exchange Traded Funds	815,440	1,893,063	1,761,744	—	—
Short-Term Investments	8,262	127,569	1,130,354	14,749	1,161,499
Total Level 1	$864,952	$2,020,632	$14,948,519	$14,749	$1,161,499

Level 2
Convertible Bonds	$—	$7,441,501	$1,663,209	$—	$—
Corporate Bonds	1,387,787	45,483,385	8,382,688	—	—
Commercial MBS	55,417	—	—	—	—
US Government Agencies	—	—	—	4,551,743	—
Private Collateralized Mort. Obligations	—	—	—	5,593	—
Total Level 2	$1,443,204	$52,924,886	$10,045,897	$4,557,336	$—

Level 3
Total Level 3	$—	$—	$—	$—	$—
Total Assets	$2,308,156	$54,945,518	$24,994,416	$4,572,085	$1,161,499

*	Please refer to the Portfolio of Investments for industry classifications.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The High Income Fund and Total Return Income Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.

The following is a reconciliation of Energy Conversion Devices, Inc., (High Income Fund and Total Return Income Fund), for which Level 3 inputs were used in determining value:

	High Income	Total Return
	Fund	Income Fund
	Energy Conversion Devices, Inc.	Energy Conversion Devices, Inc.
Beginning balance December 31, 2016	$—	$—
Total realized gain/(loss)	—	—
Change in unrealized appreciation	—	—
Capital distribution	—	—
Tax basis adjustment	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance March 31, 2017	$—	$—

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.
Investments in Securities:

High Income Fund
Convertible Bonds
Energy Conversion Devices, Inc.	—	Bankruptcy	Expected future cash payments
Total Fair Value Securities	$—
Total Return Income Fund
Convertible Bonds
Energy Conversion Devices, Inc.	—	Bankruptcy	Expected future cash payments
Total Fair Value Securities	$—

Fair value securities as a percent of Net Assets 0.00% and 0.00% for High Income Fund, and Total Return Income Fund, respectively.

Liabilities *

	Insider Long/	Hedged Commodity	Hedged Futures	Macro Strategy
Level 1	Short Fund	Strategy Fund	Strategy Fund	Fund
Common Stock Sold Short	$794,854	$—	$—	$—
Exchange Traded Funds Sold Short	324,636	—	—	—
Put Options Written	—	12,600	2,362,500	871,478
Call Options Written	—	507,100	458,880,625	2,676,820
Long Futures Contracts	—	—	21,122,363	—
Total Level 1	$1,119,490	$519,700	$482,365,488	$3,548,298

Level 2
Total Level 2	$—	$—	$—	$—

Level 3
Total Level 3	$—	$—	$—	$—
Total Liabilities	$1,119,490	$519,700	$482,365,488	$3,548,298

Liabilities *

	Auctos Multi	Exceed Defined	MAP Global Equity	MAP Global	Millburn Hedge
Level 1	Strategy Fund	Risk Fund	Fund	Balanced Fund	Strategy Fund
Put Options Written	$—	$8,066	$—	$—	$—
Call Options Written	—	35,213	77,035	149,910	—
Long Future Contracts	131,932	—	—	—	—
Short Future Contracts	101,077	—	—	—	—
Forward Currency Contracts	—	—	—	—	1,350,269
Total Level 1	$233,009	$43,279	$77,035	$149,910	$1,350,269

Level 2
Total Level 2	$—	$—	$—	$—	$—

Level 3
Total Level 3	$—	$—	$—	$—	$—
Total Liabilities	$233,009	$43,279	$77,035	$149,910	$1,350,269

*	Please refer to the Portfolio of Investments for industry classifications.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

Certain Funds invest in affiliated underlying funds (the “Catalyst Advised Funds”), unaffiliated underlying funds, or a combination of both. The Advisor, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the underlying funds. The Advisor will receive more revenue to the extent it selects a Catalyst Advised Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Advisor may have an incentive to allocate the Fund’s assets to those Catalyst Advised Funds for which the net advisory fees payable to the Advisor are higher than the fees payable by other Catalyst Advised Funds.

The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. At September 30, 2016, the Hedged Insider Fund, Insider Buying Fund, Insider Long/Short Fund, Hedged Futures Strategy Fund, Intelligent Alternative Fund, Macro Strategy Fund, Hedged Premium Return Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Total Return Income Fund and Time Value Trading Fund, were permitted to invest in options.

Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

Each Fund may invest in a range of exchange-traded funds (“ETFs”). An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities. Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day. Traditional ETFs attempt to achieve the same investment return as that of a particular market index, such as the Standard & Poor’s 500 Index. To mirror the performance of a market index, an ETF invests either in all of the securities in the index or a representative sample of securities in the index. Some ETFs also invest in futures contracts or other derivative instruments to track their benchmark index. Unlike traditional indexes, which generally weight their holdings based on relative size (market capitalization), enhanced or fundamentally weighted indexes use weighting structures that include other criteria such as earnings, sales, growth, liquidity, book value or dividends. Some ETFs also use active investment strategies instead of tracking broad market indexes. Investments in ETFs are considered to be investment companies. When a Fund invests in ETFs, it is subject to the specific risks of the underlying investment of the ETF.

Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2017, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized
Hedged Commodity Strategy Fund	Purchased Options	Commodity	(2,510,127)
	Written Options	Commodity	1,418,501
Hedged Futures Strategy Fund	Purchased Options	Equity	(12,638,750)
	Written Options	Equity	(52,195,625)
	Futures	Equity	(21,122,363)
Macro Strategy Fund	Purchased Options	Equity	1,057,124
	Written Options	Equity	272,472
Millburn Hedge Startegy Fund	Futures	Commodity	4,570,871
		Equity	5,084,382
		Interest Rate	12,890,702
	Forward Contracts	Foreign Exchange	(1,350,269)
Auctos Multi Strategy Fund	Futures	Commodity	162,300
		Equity	68,391
		Foreign Exchange	(23,062)
		Interest Rate	25,380
Exceed Defined Risk Fund	Purchased Options	Equity	10,691
	Written Options	Equity	758
MAP Global Equity Fund	Written Options	Equity	(23,960)
MAP Global Balanced Fund	Written Options	Equity	(78,946)

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2017, is a reflection of the volume of derivative activity for the Funds.

A summary of option contracts written for the nine months ended March 31, 2017, were as follows:

	Hedged Commodity Strategy Fund
	Call Options		Put Options
	Number of Options **	Option Premiums	Number of Options **	Option Premiums
Options outstanding, beginning of year	1,465	$556,320	475	$144,550
Options written	35,895	14,014,499	20,730	30,434,159
Options covered	(11,715)	(5,259,777)	(12,945)	(27,251,115)
Options expired	(19,995)	(7,458,241)	(7,980)	(3,242,194)
Options outstanding, end of period	5,650	$1,852,801	280	$85,400

	Hedged Futures Strategy Fund
	Call Options		Put Options
	Number of Options **	Option Premiums	Number of Options **	Option Premiums
Options outstanding, beginning of year	268,475	$455,422,500	14,000	$18,567,500
Options written	409,649	1,486,945,878	42,500	54,524,375
Options covered	(373,725)	(1,049,908,664)	(3,000)	(7,500,000)
Options expired	(246,849)	(489,412,214)	(49,000)	(59,591,875)
Options outstanding, end of period	57,550	$403,047,500	4,500	$6,000,000

	Macro Strategy Fund
	Call Options		Put Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding, beginning of year	43,927	$10,587,449	—	$—
Options written	58,776	7,608,894	21,681	1,685,112
Options covered	(60,341)	(9,830,189)	(9,916)	(700,792)
Options expired	(34,593)	(5,507,342)	(1,135)	(22,362)
Options outstanding, end of period	7,769	$2,858,812	10,630	$961,958

	Exceed Defined Risk
	Call Options		Put Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding, beginning of year	—	$—	13	$26,818
Options written	70	38,372	80	84,175
Options covered	(7)	(4,785)	(36)	(19,133)
Options expired	(21)	(3,867)	(29)	(79,059)
Options outstanding, end of period	42	$29,720	28	$12,801

	Global Equity Fund		Global Balanced Fund
	Call Options		Call Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding, beginning of year	275	$34,913	470	$50,940
Options written	515	57,392	480	71,518
Options exercised	(355)	(39,230)	(351)	(45,022)
Options expired	—	—	(122)	(6,742)
Options outstanding, end of period	435	$53,075	477	$70,694

	Time Value Trading Fund
	Call Options		Put Options
	Number of Options **	Option Premiums	Number of Options **	Option Premiums
Options outstanding, beginning of year	—	$—	—	$—
Options written	970	691,817	1,397	990,045
Options covered	(793)	(589,096)	(714)	(502,237)
Options expired	(177)	(102,721)	(683)	(487,808)
Options outstanding, end of period	—	$—	—	$—

*	One option contract is equivalent to one hundred shares of common stock

**	One option contract is equivalent to one futures contract

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	May 26, 2017

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	May 26, 2017